UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23483

Axonic Funds

(exact name of registrant as specified in charter)

520 Madison Avenue, 42nd Floor

New York, NY 10022

(Address of Principal Office)

Clayton DeGiacinto, President

c/o Axonic Capital LLC

520 Madison Avenue, 42nd Floor

New York, New York 10022

(Name and Address of Agent for Service)

Copies of information to:

Jeffrey Skinner

Kilpatrick Townsend & Stockton LLP

1001 West Fourth Street

Winston-Salem, NC 27101

Registrant’s telephone number, including area code: (212) 259-0430

Date of fiscal year end:	October 31

Date of reporting period:	October 31, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Report to Stockholders.

(a)

Axonic Strategic Income Fund

Class A - AXSAX

ANNUAL SHAREHOLDER REPORT - October 31, 2025

FUND OVERVIEW

This annual shareholder report contains important information about Axonic Strategic Income Fund - A for the period of November 1, 2024 to October 31, 2025.

You can find additional information about the Fund at https://www.axonicfunds.com/funds/daily-fund-axsax/. You can also request this information by contacting us at 833-429-6642.

What were the Fund’s cost for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
Axonic Strategic Income Fund - A	$144.44	1.42%

How did the Fund perform last year?

The Axonic Strategic Income Fund had another year of strong performance. The Fund returned 6.63% for the twelve-month period ending on October 31, 2025, outperforming the Bloomberg U.S. Aggregate Bond Index which returned 6.16% over the same time period. The Fund’s outperformance of the benchmark was driven by credit spread tightening across most securitized credit markets and a high level of current income relative to traditional fixed income assets.

Performance was driven by credit spread tightening and consistent income generated by the Fund’s holdings across the structured credit universe.  The Fund was profitable across the three core areas of focus: Residential Mortgage Backed Securities (RMBS), Commercial Mortgage Backed Securities (CMBS), and Asset Backed Securities (ABS).  Although credit spreads tightened throughout the year, structured credit markets continue to offer attractive yields going forward as spreads remain wide of similarly rated corporate credit investments on a historical basis.

How has the Fund performed since inception?

TOTAL RETURN BASED ON $10,000 INVESTMENT

	Axonic Strategic Income Fund - Class A - Load - $12,701	Bloomberg U.S. Aggregate Bond Index - $9,819
7/16/2020	$9,774.82	$10,000.00
10/31/2020	$9,987.45	$9,935.03
10/31/2021	$10,771.83	$9,887.53
10/31/2022	$10,202.17	$8,336.91
10/31/2023	$10,737.50	$8,366.60
10/31/2024	$11,910.71	$9,248.97
10/31/2025	$12,700.97	$9,818.61

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	Since Inception
Class A - NAV (Incep. July 16, 2020)	6.63%	4.92%	5.07%
Class A - Load	4.28%	4.45%	4.62%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	-0.35%

The Fund’s past performance is not a good predictor of the Fund’s future performance.  The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.  Call 1-833-429-6642 for current month-end performance.

FUND STATISTICS

  Total Net Assets$3,786,797,383
  # of Portfolio Holdings489
  Portfolio Turnover Rate (Class A)63%
  Advisory Fees Paid$27,811,684

What did the Fund invest in?

ASSET CLASS WEIGHTINGS (as a % of Net Assets)

Value	Value
Residential Mortgage-Backed Securities	34.36%
Commercial Mortgage-Backed Securities	26.81%
Asset-Backed Securities	21.29%
Government Bonds	10.19%
Short Term Investments	9.01%
Bank Loans	0.79%
Convertible Corporate Bonds	0.39%
Preferred Stocks	0.21%
Corporate Bonds	0.12%
Common Stocks	0.01%
Cash, Cash Equivalents, & Other Net Assets	(3.18)%

TOP TEN HOLDINGS (as a % of Net Assets)

Top 10	Top 10
U.S. Treasury Note 3.88%, due 08/15/2034	6.53%
U.S. Treasury Note 4.63%, due 02/15/2035	2.75%
RCO IX Mortgage LLC, Series 2025-4, Class A1	1.00%
BXSC Commercial Mortgage Trust, Series 2022-WSS, Class E	0.94%
U.S. Treasury Note 4.25%, due 05/15/2035	0.91%
MFA, Series 2023-RTL2, Class A1	0.73%
MCR Mortgage Trust, Series 2024-TWA, Class E	0.69%
Twin Hospitality I LLC, Series 2024-1A, Class A2II	0.68%
Benchmark Mortgage Trust, Series 2025-V13, Class HCB	0.67%
INTOWN Mortgage Trust, Series 2025-STAY, Class D	0.66%
Top Ten Holdings	15.56%

Material Fund Changes

There have been no material fund Changes during the reporting period.

Changes in and Disagreements with Accountants

There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.

Availability of Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting https://www.axonicfunds.com/funds/daily-fund-axsax/.

Householding

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 833-429-6642.

Axonic Strategic Income Fund — Class A - AXSAX

ANNUAL SHAREHOLDER REPORT - October 31, 2025

Distributor, ALPS Distributors, Inc.

Phone: 833-429-6642

05465G200–A–10312025

Axonic Strategic Income Fund

Class I - AXSIX

ANNUAL SHAREHOLDER REPORT - October 31, 2025

FUND OVERVIEW

This annual shareholder report contains important information about Axonic Strategic Income Fund - I for the period of November 1, 2024 to October 31, 2025.

You can find additional information about the Fund at https://www.axonicfunds.com/funds/daily-fund/. You can also request this information by contacting us at 833-429-6642.

What were the Fund’s cost for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
Axonic Strategic Income Fund - I	$103.81	1.02%

How did the Fund perform last year?

The Axonic Strategic Income Fund had another year of strong performance. The Fund returned 6.94% for the twelve-month period ending on October 31, 2025, outperforming the Bloomberg U.S. Aggregate Bond Index which returned 6.16% over the same time period. The Fund’s outperformance of the benchmark was driven by credit spread tightening across most securitized credit markets and a high level of current income relative to traditional fixed income assets.

Performance was driven by credit spread tightening and consistent income generated by the Fund’s holdings across the structured credit universe.  The Fund was profitable across the three core areas of focus: Residential Mortgage Backed Securities (RMBS), Commercial Mortgage Backed Securities (CMBS), and Asset Backed Securities (ABS).  Although credit spreads tightened throughout the year, structured credit markets continue to offer attractive yields going forward as spreads remain wide of similarly rated corporate credit investments on a historical basis.

How has the Fund performed since inception?

TOTAL RETURN BASED ON $10,000 INVESTMENT

	Axonic Strategic Income Fund - Class I - $12,707	Bloomberg U.S. Aggregate Bond Index - $10,498
12/30/2019	$10,000.00	$10,000.00
10/31/2020	$9,789.82	$10,622.96
10/31/2021	$10,600.21	$10,572.17
10/31/2022	$10,087.63	$8,914.18
10/31/2023	$10,674.93	$8,945.93
10/31/2024	$11,882.03	$9,889.39
10/31/2025	$12,707.06	$10,498.47

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	Since Inception
Class I (Incep. December 30, 2019)	6.94%	5.35%	4.19%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	0.84%

The Fund’s past performance is not a good predictor of the Fund’s future performance.  The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.  Call 1-833-429-6642 for current month-end performance.

FUND STATISTICS

  Total Net Assets$3,786,797,383
  # of Portfolio Holdings489
  Portfolio Turnover Rate (Class I)63%
  Advisory Fees Paid$27,811,684

What did the Fund invest in?

ASSET CLASS WEIGHTINGS (as a % of Net Assets)

Value	Value
Residential Mortgage-Backed Securities	34.36%
Commercial Mortgage-Backed Securities	26.81%
Asset-Backed Securities	21.29%
Government Bonds	10.19%
Short Term Investments	9.01%
Bank Loans	0.79%
Convertible Corporate Bonds	0.39%
Preferred Stocks	0.21%
Corporate Bonds	0.12%
Common Stocks	0.01%
Cash, Cash Equivalents, & Other Net Assets	(3.18)%

TOP TEN HOLDINGS (as a % of Net Assets)

Top 10	Top 10
U.S. Treasury Note 3.88%, due 08/15/2034	6.53%
U.S. Treasury Note 4.63%, due 02/15/2035	2.75%
RCO IX Mortgage LLC, Series 2025-4, Class A1	1.00%
BXSC Commercial Mortgage Trust, Series 2022-WSS, Class E	0.94%
U.S. Treasury Note 4.25%, due 05/15/2035	0.91%
MFA, Series 2023-RTL2, Class A1	0.73%
MCR Mortgage Trust, Series 2024-TWA, Class E	0.69%
Twin Hospitality I LLC, Series 2024-1A, Class A2II	0.68%
Benchmark Mortgage Trust, Series 2025-V13, Class HCB	0.67%
INTOWN Mortgage Trust, Series 2025-STAY, Class D	0.66%
Top Ten Holdings	15.56%

Material Fund Changes

There have been no material fund Changes during the reporting period.

Changes in and Disagreements with Accountants

There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.

Availability of Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting https://www.axonicfunds.com/funds/daily-fund/.

Householding

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 833-429-6642.

Axonic Strategic Income Fund — Class I - AXSIX

ANNUAL SHAREHOLDER REPORT - October 31, 2025

Distributor, ALPS Distributors, Inc.

Phone: 833-429-6642

05465G101–A–10312025

(b)	Not applicable

Item 2.	Code of Ethics.

(a)	As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2(b) of Form-CSR, that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or any persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(b)	Not applicable.

(c)	During the period covered by this report, no amendments were made to the provisions of the Code of Ethics.

(d)	During the period covered by this report, the registrant did not grant a waiver, including an implicit waiver, from a provision of the Code of Ethics.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is filed as an exhibit pursuant to Item 19(a)(1) of this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

The registrant’s board of trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee. Joshua M. Barlow is the “audit committee financial expert” and is “independent”, as each term is defined in Item 3 of Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

(a)	Audit Fees: For the registrant’s last two fiscal years ended October 31, 2024 and October 31, 2025, the aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $42,000 and $45,000, respectively.

(b)	Audit-Related Fees: For the registrant’s last two fiscal years ended October 31, 2024 and October 31, 2025, there were no fees billed for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)	Tax Fees: For the registrant’s last two fiscal years ended October 31, 2024 and October 31, 2025, the aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning, which were comprised of the preparation of excise filings and income tax returns for the registrant, were $7,000 and $7,000 respectively.

(d)	All Other Fees: For the registrant’s last two fiscal years ended October 31, 2024 and October 31, 2025, there were no fees billed for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures: Before an accountant is engaged by the registrant or its subsidiaries to render audit or non-audit services or by the registrant’s investment adviser to render non-audit services, the engagement must be pre-approved by the registrant's audit committee.

(e)(2)	There were no non-audit services approved or required to be approved by the registrant’s audit committee pursuant to (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	There were no non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for the last two fiscal years ended October 31, 2024 and October 31, 2025.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form

(b)	Not applicable to the Registrant.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	The registrant’s most recent annual financial statements required, and for the period covered by this report, by Regulation S-X are attached herewith.

(b)	The registrant’s financial highlights, audited for the latest 5 years as required in Regulation S-X, are attached herewith.

AXONIC STRATEGIC INCOME FUND

ANNUAL FINANCIAL STATEMENTS

& OTHER INFORMATION

October 31, 2025

TABLE OF CONTENTS

Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies
Consolidated Schedule of Investments	1
Consolidated Statement of Assets and Liabilities	18
Consolidated Statement of Operations	19
Consolidated Statements of Changes in Net Assets	20
Consolidated Financial Highlights	21
Notes to Consolidated Financial Statements and Consolidated Financial Highlights	23
Report of Independent Registered Public Accounting Firm	32
Additional Information	33
Changes in and Disagreements with Accountants for Open-End Management Investment Companies	34
Proxy Disclosures for Open-End Management Investment Companies	35
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies	36

Axonic Strategic Income Fund	Consolidated Schedule of Investments

October 31, 2025

Description	Shares	Value
COMMON STOCKS (0.01%)
United States (0.01%)
Financials (0.01%)
Redwood Trust, Inc. REIT	44,220	$234,808
TOTAL COMMON STOCKS
(Cost $482,270)		234,808

	Rate	Shares	Value
PREFERRED STOCKS (0.21%)
United States (0.21%)
Financials (0.21%)
ACRES Commercial Realty Corp., Series D(a)	7.88%	83,247	1,839,759
Arbor Realty Trust, Series F	6.25%	99,092	2,185,969
Rithm Capital Corp., Series D(a)(b)	7.00%	78,637	1,935,257
TPG RE Finance Trust, Inc., Series C(a)	6.25%	120,705	2,113,545
TOTAL PREFERRED STOCKS
(Cost $9,278,662)			8,074,530

	Rate	Maturity Date	Principal Amount	Value
ASSET-BACKED SECURITIES (21.29%)
Bermuda (0.23%)
Start, Ltd., Series 2018-1, Class C(c)	6.90%	05/15/43	$8,645,550	$8,631,717
Cayman Islands (1.64%)
AIM Aviation Finance, Ltd., Series 2015-1A, Class A1(c)(d)	6.21%	02/15/40	16,306,177	15,950,702
Falcon Aerospace, Ltd., Series 2019-1, Class B(c)	4.79%	09/15/26	451,734	439,944
GAIA Aviation, Ltd., Series 2019-1, Class B(c)(d)	5.19%	12/15/44	13,426,043	12,847,380
Horizon Aircraft Finance II, Ltd., Series 2019-1, Class A(c)	3.72%	07/15/26	622,417	610,404
Horizon Aircraft Finance III, Ltd., Series 2019-2, Class A(c)	3.43%	11/15/39	3,320,404	3,205,850
Navigator Aviation, Ltd., Series 2024-1, Class B(c)	6.09%	08/15/31	1,833,333	1,873,300
Pioneer Aircraft Finance, Ltd., Series 2019-1, Class A(c)	3.97%	06/15/26	8,660,872	8,551,745
Pioneer Aircraft Finance, Ltd., Series 2019-1, Class B(c)	4.95%	06/15/26	1,656,250	1,605,734
Pioneer Aircraft Finance, Ltd., Series 2019-1, Class C(c)	6.90%	06/15/26	1,688,795	1,632,221
Project Silver, Series 2019-1, Class A(c)	3.97%	07/15/26	149,843	146,637
Project Silver, Series 2019-1, Class B(c)	4.95%	07/15/26	6,973,548	6,283,864
Shenton Aircraft Investment I, Ltd., Series 2015-1A, Class A(c)	4.75%	10/15/42	4,005,954	3,927,838
Thunderbolt III Aircraft Lease, Ltd., Series 2019-1, Class B(c)	4.75%	11/15/26	5,722,291	4,968,093
Ireland (0.11%)
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class C(c)	5.68%	09/15/28	4,481,815	4,246,520
United States (19.31%)
Achieve Personal Loan Master Pass-Through Trust Series 2023-PT1, Series 2023-1, Class PT(b)(c)	0.00%	09/15/53	244,030	149,322
ACHM Trust, Series 2025-HE2, Class A(b)(c)	5.47%	08/25/55	9,534,370	9,541,728
ACHM Trust, Series 2025-HE2, Class B(b)(c)	5.67%	08/25/55	4,451,788	4,454,889
Affirm Asset Securitization Trust, Series 2024-X1, Class D(c)	7.29%	05/15/29	1,500,000	1,503,150
Avant Credit Card Master Trust, Series 2024-1A, Class C(c)	6.23%	10/16/27	2,000,000	2,021,200
Avant Credit Card Master Trust, Series 2024-1A, Class D(c)	8.80%	10/16/27	5,000,000	5,051,500
Business Jet Securities 2024-1 LLC, Series 2024-1A, Class C(c)	9.13%	05/15/30	1,301,404	1,326,651
Business Jet Securities 2024-1 LLC, Series 2024-1A, Class B(c)	6.92%	05/15/30	8,016,400	8,284,148
Business Jet Securities 2024-2 LLC, Series 2024-2A, Class B(c)	5.75%	09/15/30	6,411,165	6,409,241

See Notes to Consolidated Financial Statements and Consolidated Financial Highlights.

Annual Report | October 31, 2025	1

Axonic Strategic Income Fund	Consolidated Schedule of Investments

October 31, 2025

	Rate	Maturity Date	Principal Amount	Value
Business Jet Securities 2024-2 LLC, Series 2024-2A, Class C(c)	7.97%	09/15/30	$2,175,191	$2,179,106
Castlelake Aircraft Securitization Trust, Series 2018-1, Class B(c)	5.30%	06/15/43	4,334,216	4,144,377
Castlelake Aircraft Structured Trust, Series 2017-1R, Class C(c)	6.50%	08/15/41	16,202,552	15,721,336
Castlelake Aircraft Structured Trust 2017-1R, Series 2021-1R, Class A(c)	2.74%	04/15/27	557,439	535,141
Castlelake Aircraft Structured Trust, Series 2019-1A, Class A(c)	3.97%	04/15/26	5,960,773	5,898,781
Castlelake Aircraft Structured Trust, Series 2019-1A, Class B(c)	5.10%	04/15/26	2,422,091	2,335,865
Castlelake Aircraft Structured Trust 2025-2, Series 2025-2A, Class B(c)	6.30%	08/15/32	7,098,429	7,160,185
Chase Auto Credit Linked Notes, Series 2025-1, Class G(c)	10.42%	04/25/29	1,019,576	1,050,163
ClickLease Equipment Receivables , Series 2024-1, Class C(c)	8.40%	02/15/27	7,060,000	7,160,958
CPS Auto Receivables Trust, Series 2023-A, Class E(c)	10.59%	02/16/27	5,000,000	5,415,500
FAT Brands Fazoli's Native I LLC, Series 2021-1, Class B2(c)	8.00%	07/25/51	1,930,000	1,873,644
FAT Brands GFG Royalty I LLC, Series 2022-1A, Class A2(c)	7.00%	07/25/26	2,400,000	2,351,040
FAT Brands GFG Royalty I LLC, Series 2021-1A, Class B2(c)(d)	8.00%	07/25/51	8,808,000	8,298,017
FAT Brands GFG Royalty I LLC, Series 2021-1A, Class A2(c)(d)	7.00%	07/25/51	23,570,880	22,646,901
FAT Brands Royalty LLC, Series 2021-1A, Class A2(c)	5.75%	07/25/26	3,840,000	3,563,520
Flagship Credit Auto Trust, Series 2022-3, Class E(c)	7.95%	10/15/29	1,000,000	512,900
Flexential Issuer 2021-1, Series 2021-1A, Class B(c)	3.72%	11/27/51	7,934,000	7,706,294
FREED ABS Trust, Series 2022-4FP, Class D(c)	7.40%	12/18/29	2,530,732	2,533,263
GLS Auto Receivables Issuer Trust 2021-4, Series 2021-4A, Class E(c)	4.43%	06/15/26	2,000,000	1,963,000
Hertz Vehicle Financing III LP, Series 2021-2A, Class D(c)	4.34%	12/27/27	5,000,000	4,882,000
Horizon Aircraft Finance I, Ltd., Series 2018-1, Class A(c)	4.46%	12/15/38	2,314,122	2,300,469
HSI Asset Securitization Corp. Trust, Series 2007-NC1, Class A2(b)	1M CME TERM SOFR + 0.39%	04/25/37	4,191,349	2,756,106
J.P. Morgan Chase Bank NA - Chase Auto Credit Linked Notes, Series 2021-2, Class G(c)	8.48%	12/26/28	507,479	507,530
Lendingpoint Asset Securitization Trust, Series 2021-B, Class D(c)	6.12%	02/15/29	3,000,000	739,800
MAPS 2021-1 Trust, Series 2021-1A, Class C(c)	5.44%	06/15/28	5,431	5,395
Marlette Funding Trust 2024-1, Series 2024-1A, Class C(c)	6.34%	10/15/27	5,300,000	5,357,240
Marlette Funding Trust 2024-1, Series 2024-1A, Class D(c)	6.93%	10/15/28	3,750,000	3,845,625
ME Funding LLC, Series 2024-1A, Class A2(c)	8.10%	04/30/27	10,595,504	10,765,032
Pagaya AI Debt Grantor Trust 2024-6 And Pagaya AI Debt Trust, Series 2024-6, Class C(c)	7.07%	06/15/26	6,038,816	6,093,165
Pagaya AI Debt Grantor Trust, Series 2024-8, Class C(c)	6.03%	01/15/32	2,275,166	2,279,716
Pagaya AI Debt Grantor Trust, Series 2024-8, Class D(c)	6.53%	01/15/32	11,498,731	11,566,574
Pagaya AI Debt Grantor Trust, Series 2025-R2, Class E(c)	9.34%	10/15/32	9,706,902	9,711,756
Pagaya AI Debt Selection Trust, Series 2024-7, Class C(c)	7.10%	12/15/31	9,403,738	9,497,776
Pagaya AI Debt Trust, Series 2023-5, Class D(c)	9.00%	04/15/31	19,999,831	20,001,831
Pagaya AI Debt Trust, Series 2023-6, Class D(c)	9.00%	06/16/31	19,994,872	20,030,863
Pagaya AI Debt Trust, Series 2023-6, Class ABC(b)(c)	8.49%	06/16/31	694,657	695,560
Pagaya AI Debt Trust, Series 2024-1, Class ABC(b)(c)	7.29%	07/15/31	3,601,845	3,606,167
Pagaya AI Debt Trust, Series 2024-1, Class B(c)	7.11%	07/15/31	2,989,500	2,997,572
Pagaya AI Debt Trust, Series 2024-2, Class ABC(b)(c)	6.76%	08/15/31	1,564,747	1,569,754
Pagaya AI Debt Trust, Series 2024-2, Class C(c)	7.57%	08/15/31	7,213,606	7,264,101
Pagaya AI Debt Trust, Series 2024-3, Class C(c)	7.30%	03/15/26	14,305,009	14,393,700
Pagaya AI Debt Trust, Series 2025-4, Class B(c)	5.69%	01/17/33	10,000,000	10,110,000
Pagaya Ai Debt Trust, Series 2025-R1, Class B(c)	5.71%	06/15/32	4,250,000	4,278,900
Point Securitization Trust, Series 2025-1, Class A1(c)	6.25%	05/25/28	10,633,426	10,649,693

See Notes to Consolidated Financial Statements and Consolidated Financial Highlights.

2	www.axonicfunds.com

Axonic Strategic Income Fund	Consolidated Schedule of Investments

October 31, 2025

	Rate	Maturity Date	Principal Amount	Value
Prosper Marketplace Issuance Trust Series 2024-1, Series 2024-1A, Class C(c)	6.96%	10/15/26	$9,525,000	$9,566,910
SAIF Securitization Trust, Series 2025-CES1, Class M1(c)(d)	6.24%	08/25/29	2,000,000	1,999,884
SAIF Securitization Trust, Series 2025-CES1, Class A1(c)(d)	5.41%	08/25/29	14,453,757	14,444,316
SAIF Securitization Trust, Series 2025-CES1, Class A2(c)(d)	5.64%	08/25/29	2,000,000	2,000,203
SAIF Securitization Trust, Series 2025-CES1, Class A3(c)(d)	5.99%	08/25/29	2,250,000	2,250,020
Saluda Grade Alternative Mortgage Trust, Series 2022-SEQ2, Class A1(b)(c)	3.50%	02/25/52	2,890,539	2,861,551
Saluda Grade Alternative Mortgage Trust, Series 2025-LOC5, Class M2(b)(c)	1M CME TERM SOFR + 2.60%	10/25/55	9,565,000	9,564,937
Saluda Grade Alternative Mortgage Trust, Series 2025-LOC5, Class M1(b)(c)	1M CME TERM SOFR + 2.20%	10/25/55	12,192,000	12,191,929
Saluda Grade Alternative Mortgage Trust, Series 2025-LOC5, Class A1B(b)(c)	1M CME TERM SOFR + 1.80%	10/25/55	13,042,000	13,041,933
Saluda Grade Alternative Mortgage Trust, Series 2025-LOC5, Class A1A(b)(c)	1M CME TERM SOFR + 1.60%	10/25/55	14,586,447	14,586,377
Santander Consumer Auto Receivables Trust, Series 2021-AA, Class F(c)	5.79%	08/15/28	1,370,000	1,370,000
Sapphire Aviation Finance II, Ltd., Series 2020-1A, Class C(c)	6.78%	03/15/27	2,279,093	2,169,925
Soundview Home Loan Trust, Series 2007-OPT4, Class 1A1(b)	1M CME TERM SOFR + 1.11%	09/25/37	5,343,539	4,029,656
Sprite, Ltd., Series 2021-1, Class B(c)	5.10%	10/15/28	956,275	938,010
Stellar Jay Ireland DAC, Series 2021-1, Class B(c)	5.93%	03/15/28	1,632,983	1,612,081
Stellar Jay Ireland DAC, Series 2021-1, Class A(c)	3.97%	03/15/28	1,623,077	1,595,484
Stonepeak 2021-1 ABS, Series 2021-1A, Class C(c)	5.93%	05/15/28	8,508,282	8,021,608
Stonepeak 2021-1 ABS, Series 2021-1A, Class AA(c)	2.30%	12/15/27	1,159,565	1,123,734
TGIF Funding LLC, Series 2017-1A, Class A2(c)	6.20%	04/30/47	4,817,489	4,118,471
Towd Point Mortgage Trust, Series 2025-FIX1, Class A1(c)(d)	4.97%	09/25/65	6,897,793	6,872,056
Twin Hospitality I LLC, Series 2024-1A, Class B2(c)	10.00%	10/25/27	6,435,000	5,925,991
Twin Hospitality I LLC, Series 2024-1A, Class A2I(c)	9.00%	10/25/27	1,196,321	1,202,542
Twin Hospitality I LLC, Series 2024-1A, Class A2II(c)	9.00%	10/25/27	26,135,625	25,848,133
United Auto Credit Securitization Trust, Series 2025-1, Class D(c)	5.96%	01/10/28	8,500,000	8,480,450
Unlock HEA Trust, Series 2025-1, Class A(c)	6.75%	04/25/33	3,966,431	3,978,640
Upstart Securitization Trust 2021-2, Series 2021-2 C, Class C(c)	3.61%	06/20/31	30,108	30,057
Vista Point Securitization Trust, Series 2025-CES3, Class A2(c)(d)	5.45%	11/25/55	5,000,000	4,988,415
Vista Point Securitization Trust, Series 2025-CES3, Class A3(c)(d)	5.60%	11/25/55	6,816,000	6,800,134
Vista Point Securitization Trust, Series 2025-CES3, Class A1(c)(d)	5.30%	11/25/55	24,000,000	23,937,026
Vista Point Securitization Trust, Series 2025-CES3, Class M1(c)(d)	5.95%	11/25/55	2,490,500	2,484,594
Vista Point Securitization Trust, Series 2024-CES2, Class M1(b)(c)	6.36%	09/25/28	1,506,000	1,516,236
MFA, Series 2024-NPL1, Class A1(d)	6.33%	09/25/27	5,195,432	5,224,782
PRET LLC, Series 2024-NPL6, Class A1(c)(d)	5.93%	10/25/27	8,665,902	8,668,554
PRET, Series 2025-NPL1, Class A1(c)(d)	6.06%	02/25/28	8,402,175	8,418,790
PRET LLC, Series 2025-NPL11, Class A2(c)(d)	7.02%	10/25/55	2,700,000	2,688,239
PRET LLC, Series 2025-NPL4, Class A1(c)(d)	6.37%	04/25/55	15,467,289	15,535,386
PRET LLC, Series 2025-NPL5, Class A1(c)(d)	6.24%	05/25/28	19,623,023	19,707,553
PRET LLC, Series 2025-NPL6, Class A1(c)(d)	5.74%	06/25/28	18,738,376	18,775,148
PRET LLC, Series 2025-NPL6, Class A2(c)(d)	8.72%	06/25/28	8,750,000	8,813,389
PRET LLC, Series 2025-NPL7, Class A1(c)(d)	5.66%	07/25/28	14,654,389	14,679,777
PRET LLC, Series 2025-NPL7, Class A2(c)(d)	8.35%	07/25/28	8,000,000	8,045,895
PRET LLC, Series 2025-NPL8, Class A1(c)(d)	5.73%	07/25/28	19,304,570	19,347,706

See Notes to Consolidated Financial Statements and Consolidated Financial Highlights.

Annual Report | October 31, 2025	3

Axonic Strategic Income Fund	Consolidated Schedule of Investments

October 31, 2025

	Rate	Maturity Date	Principal Amount	Value
PRET LLC, Series 2025-NPL8, Class A2(c)(d)	7.99%	07/25/28	$7,850,000	$7,872,227
PRET LLC, Series 2025-NPL9, Class A1(c)(d)	5.39%	08/25/28	24,330,940	24,409,624
PRET LLC, Series 2025-NPL9, Class A2(c)(d)	7.51%	08/25/28	7,000,000	7,011,930
RAMP, Series 2007-RS1, Class A4(b)	1M CME TERM SOFR + 0.67%	02/25/37	32,244,743	7,520,051
RCO IX Mortgage LLC, Series 2025-4, Class A1(c)(d)	5.31%	10/25/30	38,000,000	37,910,263
RCO VIII Mortgage LLC, Series 2025-3, Class A1(c)(d)	6.43%	05/25/28	2,011,240	2,015,854
Saluda Grade Alternative Mortgage Trust 2025-NPL1, Series 2024-NPL1, Class A1(c)(d)	7.12%	01/25/30	6,599,346	6,572,699
Saluda Grade Alternative Mortgage Trust, Series 2025-NPL2, Class A1(c)(d)	7.77%	04/25/28	1,006,536	1,002,770

TOTAL ASSET-BACKED SECURITIES
(Cost $806,513,867)				806,392,034

BANK LOANS (0.79%)
United States (0.79%)
Financials (0.11%)
CSLRTLAX(e)	10.15%	08/21/26	3,455,794	3,456,142
UTEX-DEFEASED(e)	6.48%	12/31/49	637,126	636,489
Mortgage Securities (0.68%)
Copper Hill Sportsmans RT	7.15%	02/01/27	6,824,500	6,777,161
Tower Bellflower LLC	1M CME TERM SOFR + 4.10%	02/01/26	19,050,000	19,055,715

TOTAL BANK LOANS
(Cost $27,866,260)				29,925,507

COMMERCIAL MORTGAGE-BACKED SECURITIES (26.81%)
United States (26.81%)

1345T, Series 2025-AOA, Class D(b)(c)	1M CME TERM SOFR + 3.00%	06/15/27	3,250,000	3,269,500
BAHA Trust, Series 2024-MAR, Class X(b)(c)(f)	0.36%	12/10/29	284,500,000	2,788,100
Banc of America Re-Remic Trust, Series 2023-FRR1, Class D(c)	0.00%	02/27/32	9,155,000	5,690,748
BANK 2019-BNK17, Series 2019-BN17, Class E(c)	3.00%	04/15/29	1,849,000	1,513,406
BANK, Series 2022-BNK41, Class D(c)	2.50%	04/15/32	1,500,000	1,089,900
BBCMS Mortgage Trust, Series 2018-TALL, Class C(b)(c)	1M CME TERM SOFR + 1.32%	03/15/37	3,312,000	3,042,072
BBCMS Mortgage Trust, Series 2018-TALL, Class E(b)(c)	1M CME TERM SOFR + 2.44%	03/15/37	4,760,000	3,952,228
BBCMS Mortgage Trust, Series 2023-5C23, Class E(b)(c)	7.70%	11/15/28	4,079,000	3,803,667
BCP Trust, Series 2021-330N, Class B(b)(c)	1M CME TERM SOFR + 1.31%	06/15/38	4,200,000	3,525,480
BCP Trust, Series 2021-330N, Class C(b)(c)	1M CME TERM SOFR + 1.71%	06/15/38	4,089,000	3,251,573
BCP Trust, Series 2021-330N, Class D(b)(c)	1M CME TERM SOFR + 2.61%	06/15/38	2,389,270	1,543,946
BCP Trust, Series 2021-330N, Class E(b)(c)	1M CME TERM SOFR + 3.64%	06/15/38	15,300,000	5,143,860
BCP Trust, Series 2021-330N, Class F(b)(c)	1M CME TERM SOFR + 4.63%	06/15/38	8,500,000	1,011,500

See Notes to Consolidated Financial Statements and Consolidated Financial Highlights.

4	www.axonicfunds.com

Axonic Strategic Income Fund	Consolidated Schedule of Investments

October 31, 2025

	Rate	Maturity Date	Principal Amount	Value
BCRR , Series 2016-FRR3, Class E(b)(c)	30D US SOFR + 18.46%	05/26/26	$24,057,599	$23,898,819
Benchmark Mortgage Trust, Series 2025-V13, Class HCB(b)(c)	7.21%	01/15/30	25,109,991	25,509,240
Benchmark Mortgage Trust, Series 2025-V13, Class HCC(b)(c)	8.10%	01/15/30	8,000,000	8,221,600
Benchmark Mortgage Trust, Series 2025-V13, Class HCD(b)(c)	9.19%	01/15/30	7,373,000	7,638,428
BHMS Commercial Mortgage Trust, Series 2025-ATLS, Class A(b)(c)	1M CME TERM SOFR + 1.85%	08/15/27	16,903,000	16,957,090
BMD2 Re-Remic Trust, Series 2019-FRR1, Class 3C(c)	0.00%	05/25/52	12,585,000	10,289,496
BMD2 Re-Remic Trust, Series 2019-FRR1, Class 5C(c)	0.00%	05/25/52	6,619,500	5,025,524
BMO Mortgage Trust, Series 2025-5C10, Class D(c)	4.50%	05/15/58	2,000,000	1,797,200
BX Commercial Mortgage Trust, Series 2024-KING, Class D(b)(c)	1M CME TERM SOFR + 2.49%	05/15/26	4,935,031	4,953,784
BX Commercial Mortgage Trust, Series 2024-KING, Class E(b)(c)	1M CME TERM SOFR + 3.69%	05/15/26	8,404,358	8,458,987
BX Commercial Mortgage Trust, Series 2024-MF, Class D(b)(c)	1M CME TERM SOFR + 2.69%	02/15/26	88,545	88,917
BX Trust, Series 2021-LBA, Class EV(b)(c)	1M CME TERM SOFR + 2.11%	02/15/36	1,186,215	1,185,028
BX Trust, Series 2021-LBA, Class DV(b)(c)	1M CME TERM SOFR + 1.71%	02/15/36	371,681	371,272
BX Trust, Series 2021-LBA, Class DJV(b)(c)	1M CME TERM SOFR + 1.71%	02/15/36	350,000	349,615
BX Trust, Series 2021-LBA, Class GV(b)(c)	1M CME TERM SOFR + 3.11%	02/15/36	379,589	379,209
BX Trust, Series 2021-RISE, Class F(b)(c)	1M CME TERM SOFR + 2.76%	11/15/36	14,894,487	14,931,724
BX Trust, Series 2022-IND, Class E(b)(c)	1M CME TERM SOFR + 3.99%	04/15/27	10,500,000	10,534,650
BX Trust, Series 2023-DELC, Class D(b)(c)	1M CME TERM SOFR + 4.39%	05/15/38	3,000,000	3,025,500
BX Trust, Series 2023-DELC, Class B(b)(c)	1M CME TERM SOFR + 3.34%	05/15/38	8,345,000	8,400,911
BX Trust, Series 2023-DELC, Class E(b)(c)	1M CME TERM SOFR + 5.29%	05/15/38	6,000,000	6,054,600
BX Trust, Series 2024-CNYN, Class D(b)(c)	1M CME TERM SOFR + 2.69%	04/15/41	4,449,294	4,460,417
BXP Trust, Series 2021-601L, Class D(b)(c)	2.87%	01/15/32	1,699,000	1,376,530
BXSC Commercial Mortgage Trust, Series 2022-WSS, Class E(b)(c)	1M CME TERM SOFR + 4.13%	03/15/27	35,445,000	35,586,780
BXSC Commercial Mortgage Trust, Series 2022-WSS, Class D(b)(c)	1M CME TERM SOFR + 3.19%	03/15/27	11,550,000	11,589,270
BXSC Commercial Mortgage Trust, Series 2022-WSS, Class F(b)(c)	1M CME TERM SOFR + 5.33%	03/15/27	5,100,000	5,119,890
Cali 2024-Sun, Series 2024-SUN, Class D(b)(c)	1M CME TERM SOFR + 3.63%	07/15/26	8,900,000	8,931,150
Cali 2024-Sun, Series 2024-SUN, Class A(b)(c)	1M CME TERM SOFR + 1.89%	07/15/26	1,920,000	1,922,688
Cantor Commercial Real Estate Lending, Series 2019-CF1, Class 65D(b)(c)	4.66%	05/15/52	4,600,000	77,280

See Notes to Consolidated Financial Statements and Consolidated Financial Highlights.

Annual Report | October 31, 2025	5

Axonic Strategic Income Fund	Consolidated Schedule of Investments

October 31, 2025

	Rate	Maturity Date	Principal Amount	Value
Cantor Commercial Real Estate Lending, Series 2019-CF2, Class SWD(c)	4.52%	09/15/29	$4,988,052	$4,501,218
Cascade Funding Mortgage Trust, Series 2021-FRR1, Class CK58(c)	0.00%	09/29/29	24,870,000	22,962,471
COLT Mortgage Loan Trust, Series 2020-3, Class A1(b)(c)	1.51%	04/27/65	1,046,011	1,036,267
Countrywide Alternative Loan, Series 2007-17CB, Class A6	4.57%	08/25/37	6,494,176	2,675,456
Credit Suisse Commercial Mortgage Trust 2020-FACT E	9.44%	10/15/25	1,745,000	1,643,964
CSMC, Series 2020-FACT, Class C(b)(c)	1M CME TERM SOFR + 2.96%	10/15/37	5,000,000	4,813,500
CSTL Commercial Mortgage Trust, Series 2025-GATE2, Class D(b)(c)	5.63%	11/10/42	4,500,000	4,500,000
DC Trust, Series 2024-HLTN, Class D(b)(c)	7.98%	04/13/28	2,439,000	2,456,561
Extended Stay America Trust, Series 2025-ESH, Class D(b)(c)	1M CME TERM SOFR + 2.60%	10/15/27	10,550,000	10,622,795
Extended Stay America Trust, Series 2025-ESH, Class E(b)(c)	1M CME TERM SOFR + 3.35%	10/15/27	11,290,000	11,381,449
Freddie Mac Mscr Trust Mn1, Series 2021-MN1, Class M2(b)(c)	30D US SOFR + 3.75%	01/25/51	2,000,000	2,058,400
Freddie Mac Mscr Trust Mn7, Series 2023-MN7, Class M2(b)(c)	30D US SOFR + 5.70%	04/25/33	2,300,000	2,484,000
Freddie Mac Mscr Trust Mn8, Series 2024-MN8, Class M2(b)(c)	30D US SOFR + 4.25%	06/25/33	2,300,000	2,421,440
Freddie Mac Mscr Trust Mn8, Series 2024-MN8, Class M1(b)(c)	30D US SOFR + 2.85%	05/25/29	10,868,557	11,032,673
Freddie Mac Mscr Trust Mn9, Series 2024-MN9, Class M2(b)(c)	30D US SOFR + 3.25%	10/25/44	2,500,000	2,534,500
Freddie Mac Multifamily Structured Pass Through Certificates, Series 2022-151, Class X3(b)(f)	4.53%	11/25/54	6,840,000	1,653,912
Freddie Mac Multifamily Structured Pass Through Certificates, Series 2023-153, Class X3(b)(f)	4.84%	01/25/33	19,488,345	5,129,333
Freddie Mac Multifamily Structured Pass Through Certificates, Series 2023-154, Class X3(b)(f)	5.28%	01/25/33	11,437,000	3,300,718
Freddie Mac Multifamily Structured Pass Through Certificates, Series 2024-162, Class X3(b)(f)	6.09%	01/25/34	8,700,000	3,195,510
FREMF Mortgage Trust, Series 2018-K156, Class C(c)	0.00%	07/25/33	6,449,682	3,444,775
FREMF Mortgage Trust, Series 2018-KF49, Class C(b)(c)	30D US SOFR + 6.11%	06/25/25	4,014,924	3,993,645
FREMF Mortgage Trust, Series 2019-KL05, Class CP(b)(c)	4.09%	06/25/29	28,878,000	24,863,958
FRESB Mortgage Trust, Series 2019-SB66, Class X1(b)(f)	0.99%	07/25/29	26,802,782	639,898
FRESB Mortgage Trust, Series 2020-SB74, Class X1(b)(f)	0.00%	03/25/30	18,911,561	529,524
FRESB Mortgage Trust, Series 2020-SB79, Class X1(b)(f)	0.41%	07/25/40	14,059,489	491,639
FRESB Mortgage Trust, Series 2020-SB80, Class X1(b)(f)	0.01%	09/25/30	47,775,581	2,045,636
FRESB Mortgage Trust, Series 2020-SB81, Class X1(b)(f)	0.60%	10/25/30	17,661,811	636,850
FRESB Mortgage Trust, Series 2021-SB82, Class X1(b)(f)	1.02%	10/25/40	35,047,216	720,644
FRESB Mortgage Trust, Series 2021-SB83, Class X1(b)(f)	0.95%	01/25/41	24,799,189	671,143
FRESB Mortgage Trust, Series 2021-SB84, Class X1(b)(f)	0.56%	01/25/31	24,595,302	583,890
FRESB Mortgage Trust, Series 2022-SB95, Class X1(b)(f)	0.08%	11/25/41	106,119,308	1,261,313
FS Commercial Mortgage Trust, Series 2023-4SZN, Class E(b)(c)	10.76%	11/10/39	15,740,000	16,297,196
FS Trust, Series 2024-HULA, Class E(b)(c)	1M CME TERM SOFR + 3.44%	08/15/26	5,000,000	5,007,500
FS Trust, Series 2024-HULA, Class D(b)(c)	1M CME TERM SOFR + 2.94%	08/15/26	4,400,000	4,405,720

See Notes to Consolidated Financial Statements and Consolidated Financial Highlights.

6	www.axonicfunds.com

Axonic Strategic Income Fund	Consolidated Schedule of Investments

October 31, 2025

	Rate	Maturity Date	Principal Amount	Value
Government National Mortgage Association, Series 2018-16, Class IO(b)(f)	0.59%	03/16/59	$67,338,854	$2,478,070
Great Wolf Trust, Series 2024-WOLF, Class D(b)(c)	1M CME TERM SOFR + 2.89%	03/15/29	7,600,000	7,646,360
Great Wolf Trust, Series 2024-WOLF, Class E	7.60%	03/15/39	24,100,000	24,273,520
HILT Commercial Mortgage Trust, Series 2024-ORL, Class D(b)(c)	1M CME TERM SOFR + 3.19%	05/15/26	2,093,000	2,092,163
Hilton USA Trust, Series 2025-NVIL, Class A(b)(c)	1M CME TERM SOFR + 1.74%	07/15/27	10,000,000	10,039,000
Hilton USA Trust, Series 2025-NVIL, Class B(b)(c)	1M CME TERM SOFR + 2.12%	07/15/27	8,000,000	8,030,400
Hilton USA Trust, Series 2025-NVIL, Class C(b)(c)	1M CME TERM SOFR + 2.64%	07/15/27	13,000,000	13,055,900
Hilton USA Trust, Series 2016-HHV, Class E(b)(c)	4.19%	11/05/38	6,500,000	6,394,050
Hilton USA Trust, Series 2016-HHV, Class F(b)(c)	4.19%	11/05/38	10,000,000	9,730,000
HIT Trust, Series 2022-HI32, Class A(b)(c)	1M CME TERM SOFR + 2.39%	07/15/39	1,866,244	1,867,550
HLTN Commercial Mortgage Trust, Series 2024-DPLO, Class D(b)(c)	1M CME TERM SOFR + 3.34%	06/15/26	16,000,000	16,072,000
HLTN Commercial Mortgage Trust, Series 2024-DPLO, Class C(b)(c)	1M CME TERM SOFR + 2.54%	06/15/26	3,076,000	3,082,460
Hudsons Bay Simon JV Trust, Series 2015-HB7, Class A7(c)	3.91%	08/05/34	979,101	974,695
Hudsons Bay Simon JV Trust 2015-HBS, Series 2015-HB10, Class A10(c)	4.15%	08/05/34	2,764,207	2,758,402
Hudsons Bay Simon JV Trust 2015-HBS, Series 2015-HB7, Class B7(c)	4.67%	08/05/34	3,000,000	2,950,200
Hudsons Bay Simon JV Trust 2015-HBS, Series 2015-HB10, Class B10(c)	4.91%	08/05/34	4,250,000	4,238,950
HYT Commercial Mortgage Trust, Series 2024-RGCY, Class D(b)(c)	1M CME TERM SOFR + 3.44%	09/15/26	12,900,000	12,916,770
INTOWN Mortgage Trust, Series 2025-STAY, Class C(b)(c)	1M CME TERM SOFR + 2.25%	03/15/27	13,100,000	13,100,000
INTOWN Mortgage Trust, Series 2025-STAY, Class D(b)(c)	1M CME TERM SOFR + 2.85%	03/15/27	25,000,000	25,000,000
INTOWN Mortgage Trust, Series 2025-STAY, Class E(b)(c)	1M CME TERM SOFR + 3.85%	03/15/27	11,000,000	11,000,000
J.P. Morgan Chase Commercial Mortgage Securities Trust 2007- LDP12, Series 2007-LD12, Class AJ(b)	6.56%	02/15/51	2,442,570	2,437,929
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2021-MHC, Class D(b)(c)	1M CME TERM SOFR + 2.06%	04/15/26	1,713,000	1,712,486
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2022-NLP, Class B(b)(c)	1M CME TERM SOFR + 1.11%	04/15/27	14,983,516	14,769,252
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2022-NLP, Class D(b)(c)	1M CME TERM SOFR + 2.17%	04/15/27	6,351,077	6,231,042
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2025-BHR5, Class C(b)(c)	1M CME TERM SOFR + 2.54%	03/15/30	3,040,000	3,036,656
JPMCC Multifamily Housing Mortgage Loan Trust, Series 2025- Q032, Class C(b)(c)	6.50%	10/25/29	8,933,106	8,708,885
JW Commercial Mortgage Trust, Series 2024-MRCO, Class D(b)(c)	1M CME TERM SOFR + 3.19%	06/15/26	10,000,000	10,048,000

See Notes to Consolidated Financial Statements and Consolidated Financial Highlights.

Annual Report | October 31, 2025	7

Axonic Strategic Income Fund	Consolidated Schedule of Investments

October 31, 2025

	Rate	Maturity Date	Principal Amount	Value
Legends Outlets Kansas City KS Mortgage Secured Pass-Through Trust, Series 2024-LGND, Class D(c)(d)	7.79%	11/05/39	$5,401,000	$5,458,251
Legends Outlets Kansas City KS Mortgage Secured Pass-Through Trust, Series 2024-LGND, Class E(c)(d)	8.76%	11/05/27	9,140,000	9,235,056
MAC Trust, Series 2025-801B, Class C(b)(c)	1M CME TERM SOFR + 2.70%	10/15/27	6,700,000	6,714,070
MAC Trust, Series 2025-801B, Class B(b)(c)	1M CME TERM SOFR + 2.15%	10/15/27	12,200,000	12,226,840
MAC Trust, Series 2025-801B, Class A(b)(c)	1M CME TERM SOFR + 1.70%	10/15/27	20,500,000	20,545,100
MAD Commercial Mortgage Trust, Series 2025-11MD, Class D(b)(c)	6.57%	10/15/30	11,945,000	11,929,472
MCR Mortgage Trust, Series 2024-TWA, Class E(c)	8.73%	06/12/27	25,695,000	25,962,228
Merchants Bank of Indiana Multifamily Housing Mortgage Loan Trust, Series 2024-Q025, Class B(b)	30D US SOFR + 3.85%	12/25/30	16,232,000	16,331,015
MRCD 2019-MARK Mortgage Trust, Series 2019-PARK, Class G(c)	2.72%	12/15/36	8,944,000	4,787,894
MTN Commercial Mortgage Trust, Series 2022-LPFL, Class F(b)(c)	1M US SOFR + 5.29%	03/15/27	5,000,000	5,018,500
Multifamily Connecticut Avenue Securities, Series 2019-01, Class M10(b)(c)	30D US SOFR + 3.36%	10/25/49	1,507,080	1,530,440
Multifamily Connecticut Avenue Securities, Series 2020-01, Class M10(b)(c)	30D US SOFR + 3.86%	03/25/50	12,028,484	12,325,588
Multifamily Connecticut Avenue Securities Trust, Series 2023-01, Class M10(b)(c)	30D US SOFR + 6.50%	02/25/32	5,000,000	5,681,500
Multifamily Connecticut Avenue Securities Trust, Series 2024-01, Class M10(b)(c)	30D US SOFR + 3.85%	07/25/54	1,400,000	1,472,240
NRTH Commercial Mortgage Trust, Series 2025-PARK, Class A(b)(c)	1M CME TERM SOFR + 1.39%	10/15/27	13,000,000	12,990,900
PGA Trust, Series 2024-RSR2, Class B(b)(c)	1M CME TERM SOFR + 2.39%	06/15/26	4,910,000	4,900,180
PGA Trust, Series 2024-RSR2, Class D(b)(c)	1M CME TERM SOFR + 3.49%	06/15/26	2,000,000	1,999,800
PRM7 Trust, Series 2025-PRM7, Class D(b)(c)	5.85%	11/10/42	6,020,000	5,948,964
RFM Reremic Trust, Series 2022-FRR1, Class CK55(c)	0.00%	03/28/49	15,460,000	14,880,250
SB Multifamily Repack Trust, Series 2020-FRR1, Class A(c)	5.60%	05/27/26	8,121,020	8,047,931
SCG Commercial Mortgage Trust, Series 2025-FLWR, Class E(b)(c)	1M CME TERM SOFR + 2.75%	08/15/27	2,700,000	2,703,240
SCG Trust, Series 2025-SNIP, Class A(b)(c)	1M CME TERM SOFR + 1.50%	09/15/27	15,000,000	15,019,500
SCG Trust, Series 2025-SNIP, Class D(b)(c)	1M CME TERM SOFR + 2.60%	09/15/27	3,500,000	3,523,450
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class A1(b)(c)	3.87%	01/05/35	6,497,500	5,537,819
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class A2A(b)(c)	3.66%	01/05/35	3,195,000	2,745,783
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class A2B(b)(c)	4.14%	01/05/35	14,945,000	13,168,040
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class B(b)(c)	4.39%	01/05/35	4,991,000	4,300,246
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class C(b)(c)	4.39%	01/05/35	8,133,239	6,666,816

See Notes to Consolidated Financial Statements and Consolidated Financial Highlights.

8	www.axonicfunds.com

Axonic Strategic Income Fund	Consolidated Schedule of Investments

October 31, 2025

	Rate	Maturity Date	Principal Amount	Value
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class D(b)(c)	4.39%	01/05/35	$8,100,000	$6,431,400
SLG Office Trust, Series 2021-OVA, Class F(c)	2.85%	07/15/31	9,500,000	7,809,950
SMR Mortgage Trust, Series 2022-IND, Class C(b)(c)	1M CME TERM SOFR + 2.95%	02/15/39	6,713,745	6,721,801
SMR Mortgage Trust, Series 2022-IND, Class D(b)(c)	1M CME TERM SOFR + 3.95%	02/15/39	5,075,617	5,081,707
SMR Mortgage Trust, Series 2022-IND, Class E(b)(c)	1M CME TERM SOFR + 5.00%	02/15/39	10,347,152	10,353,360
SREIT Trust, Series 2021-MFP2, Class G(b)(c)	1M CME TERM SOFR + 3.08%	11/15/36	3,024,000	3,022,488
STWD Mortgage Trust, Series 2021-HTS, Class B(b)(c)	1M CME TERM SOFR + 1.61%	04/15/34	1,253,713	1,250,202
THPT Mortgage Trust, Series 2023-THL, Class C(b)(c)	8.82%	12/10/34	4,844,448	4,914,208
THPT Mortgage Trust, Series 2023-THL, Class F(b)(c)	7.43%	12/10/34	9,158,000	8,894,250
Velocity Commercial Capital Loan Trust, Series 2019-2, Class M5(b)(c)	4.93%	03/25/27	199,899	163,773
Velocity Commercial Capital Loan Trust, Series 2019-1, Class M6(b)(c)	6.79%	10/29/29	1,029,682	840,153
Velocity Commercial Capital Loan Trust, Series 2021-1, Class M6(b)(c)	5.03%	03/25/31	1,523,135	952,890
Velocity Commercial Capital Loan Trust, Series 2021-3, Class M6(b)(c)	5.03%	10/25/51	576,875	446,055
Velocity Commercial Capital Loan Trust, Series 2022-1, Class M5(b)(c)	5.86%	06/25/32	3,223,350	2,363,156
Velocity Commercial Capital Loan Trust, Series 2022-1, Class M6(b)(c)	5.86%	08/25/33	1,215,814	837,919
Velocity Commercial Capital Loan Trust, Series 2022-2, Class M5(b)(c)	5.74%	04/25/52	2,918,886	2,343,281
WB Commercial Mortgage Trust, Series 2024-HQ, Class C(b)(c)	7.13%	03/15/28	8,500,000	8,536,550
Wells Fargo Commercial Mortgage Trust, Series 2025-B33RP, Class C(b)(c)	1M CME TERM SOFR + 2.00%	08/15/27	6,000,000	6,012,600
Wells Fargo Commercial Mortgage Trust, Series 2025-B33RP, Class D(b)(c)	1M CME TERM SOFR + 2.50%	08/15/27	6,000,000	6,045,000
Wells Fargo Commercial Mortgage Trust, Series 2025-B33RP, Class E(b)(c)	1M CME TERM SOFR + 3.50%	08/15/27	12,400,000	12,490,520
Wells Fargo Commercial Mortgage Trust, Series 2025-HI, Class A(b)(c)	1M CME TERM SOFR + 1.69%	10/15/27	4,000,000	4,005,600
Wells Fargo Commercial Mortgage Trust, Series 2025-HI, Class C(b)(c)	1M CME TERM SOFR + 2.69%	10/15/27	16,500,000	16,501,650

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $1,051,571,968)				1,015,073,443

CONVERTIBLE CORPORATE BONDS (0.39%)
United States (0.39%)
PennyMac Corp.	5.50%	03/15/26	10,682,000	10,665,977
PennyMac Corp.	8.50%	06/01/29	3,000,000	3,088,681

See Notes to Consolidated Financial Statements and Consolidated Financial Highlights.

Annual Report | October 31, 2025	9

Axonic Strategic Income Fund	Consolidated Schedule of Investments

October 31, 2025

	Rate	Maturity Date	Principal Amount	Value
Redwood Trust, Inc.	7.75%	06/15/27	$1,000,000	$1,000,785

TOTAL CONVERTIBLE CORPORATE BONDS
(Cost $14,483,685)				14,755,443

CORPORATE BONDS (0.12%)
United States (0.12%)
GKN Subordinated CTL Pass-Through Trust/Auburn MI(b)(c)	0.00%	03/15/30	7,076,849	4,603,490

TOTAL CORPORATE BONDS
(Cost $5,201,965)				4,603,490

GOVERNMENT BONDS (10.19%)
United States (10.19%)
U.S. Treasury Note	3.88%	08/15/34	250,000,000	247,167,975
U.S. Treasury Note(g)	4.63%	02/15/35	100,000,000	104,273,440
U.S. Treasury Note	4.25%	05/15/35	34,000,000	34,446,250

TOTAL GOVERNMENT BONDS
(Cost $383,431,644)				385,887,665

RESIDENTIAL MORTGAGE-BACKED SECURITIES (34.36%)
United States (34.36%)
A&D Mortgage Trust, Series 2023-NQM4, Class A3(c)(d)	8.10%	10/25/27	1,700,172	1,729,293
A&D Mortgage Trust, Series 2023-NQM5, Class B1(b)(c)	8.11%	11/25/68	3,000,000	3,029,116
A&D Mortgage Trust, Series 2024-NQM1, Class B1(b)(c)	8.47%	02/25/69	3,017,000	3,056,116
A&D Mortgage Trust, Series 2024-NQM4, Class A3(c)(d)	5.82%	08/25/69	4,527,101	4,541,423
A&D Mortgage Trust, Series 2024-NQM4, Class M1(b)(c)	5.93%	08/25/69	6,800,000	6,771,005
A&D Mortgage Trust, Series 2024-NQM4, Class B1B(b)(c)	7.99%	08/25/69	2,572,667	2,588,510
A&D Mortgage Trust, Series 2025-NQM2, Class A1(b)(c)	5.79%	05/25/29	9,545,620	9,634,171
A&D Mortgage Trust, Series 2025-NQM2, Class A2(c)(d)	5.94%	05/25/29	1,909,124	1,922,201
A&D Mortgage Trust, Series 2025-NQM3, Class A1(c)(d)	5.37%	08/25/70	13,219,406	13,267,003
A&D Mortgage Trust, Series 2025-NQM4, Class A3(c)(d)	5.73%	09/25/29	24,894,375	24,922,762
A&D Mortgage Trust, Series 2025-NQM4, Class A2(c)(d)	5.48%	09/25/29	5,532,526	5,538,911
A&D Mortgage Trust, Series 2025-NQM4, Class A1B(c)(d)	5.23%	09/25/29	8,961,866	8,952,660
A&D Mortgage Trust, Series 2025-NQM4, Class A1(c)(d)	5.23%	09/25/29	13,940,850	13,956,918
ADMT, Series 2024-NQM6, Class M1(b)(c)	6.57%	01/25/70	5,000,000	5,041,316
ADMT, Series 2024-NQM6, Class A3(c)(d)	6.07%	01/25/70	3,423,879	3,443,493
AlphaFlow Transitional Mortgage Trust, Series 2021-WL1, Class A2(c)(d)	5.61%	01/25/26	173,893	6,749
Alternative Loan Trust, Series 2006-18CB, Class A1(b)	1M CME TERM SOFR + 0.58%	07/25/36	8,844,494	3,320,319
Alternative Loan Trust, Series 2006-18CB, Class A7(b)	1M CME TERM SOFR + 0.46%	07/25/36	23,413,399	8,598,370
Alternative Loan Trust, Series 2006-24CB, Class A5(b)	1M CME TERM SOFR + 0.71%	08/25/36	4,997,964	2,067,536
Alternative Loan Trust, Series 2006-24CB, Class A19(b)	1M CME TERM SOFR + 0.61%	08/25/36	2,306,270	937,361
Alternative Loan Trust, Series 2006-6CB, Class 2A1(b)	1M CME TERM SOFR + 0.81%	05/25/36	9,910,239	2,705,756
Alternative Loan Trust, Series 2007-5CB, Class 1A19(b)	1M CME TERM SOFR + 0.56%	04/25/37	12,464,054	4,829,325

See Notes to Consolidated Financial Statements and Consolidated Financial Highlights.

10	www.axonicfunds.com

Axonic Strategic Income Fund	Consolidated Schedule of Investments

October 31, 2025

	Rate	Maturity Date	Principal Amount	Value
American Home Mortgage Investment Trust, Series 2006-3, Class 3A2(d)	6.75%	12/25/36	$7,620,281	$2,386,375
Anchor Mortgage Trust, Series 2025-RTL1, Class A2(c)(d)	6.36%	05/25/40	3,400,000	3,417,375
Anchor Mortgage Trust, Series 2025-RTL1, Class M1(b)(c)	7.96%	05/25/40	1,500,000	1,506,302
Angel Oak Mortgage Trust, Series 2020-R1, Class A1(b)(c)	0.99%	04/25/53	1,371,993	1,306,747
Angel Oak Mortgage Trust, Series 2021-6, Class A1(b)(c)	1.46%	09/25/66	9,601,336	8,214,867
Arixa Mortgage Trust, Series 2025-RTL1, Class A1(c)	5.74%	02/25/28	11,000,000	11,044,179
Banc of America Funding 2006 8T2 Trust, Series 2006-8T2, Class A6(d)	6.55%	10/25/36	1,699,696	1,516,883
Banc of America Funding , Series 2015-R2, Class 9A2(c)(d)	4.70%	07/27/27	9,676,263	9,014,347
BCAP LLC-I Trust, Series 2010-RR5, Class 2A10(b)(c)	6.10%	04/26/37	8,403,247	4,193,299
Bear Stearns Mortgage Funding Trust, Series 2007-AR2, Class A2(b)	1M CME TERM SOFR + 0.51%	03/25/37	5,616,425	5,180,431
Bear Stearns Mortgage Funding Trust, Series 2007-AR4, Class 1A2(b)	1M CME TERM SOFR + 0.59%	04/25/37	2,357,118	2,219,013
Bear Stearns Mortgage Funding Trust, Series 2007-AR4, Class G2AB(b)	1M CME TERM SOFR + 0.35%	04/25/37	4,921,681	4,424,137
Bear Stearns Mortgage Funding Trust, Series 2007-AR5, Class 1A2G(b)	1M CME TERM SOFR + 0.55%	06/25/37	700,656	597,647
Bear Stearns Mortgage Funding Trust, Series 2007-AR5, Class 2A2(b)	1M CME TERM SOFR + 0.34%	06/25/37	1,791,287	1,578,200
Boston Lending Trust, Series 2022-1, Class M2(b)(c)	2.75%	02/25/27	2,769,548	2,449,388
BRAVO Residential Funding Trust, Series 2021-NQM1, Class A1(b)(c)	0.94%	02/25/49	1,963,243	1,837,129
BRAVO Residential Funding Trust, Series 2021-NQM1, Class A3(b)(c)	1.33%	02/25/49	626,329	589,108
CAFL Issuer LP, Series 2025-RRTL1, Class A1(c)(d)	5.68%	05/28/40	13,450,000	13,532,622
CAFL Issuer LP, Series 2025-RRTL1, Class A2(c)(d)	6.32%	05/28/40	6,000,000	6,045,158
Center Street Lending Resi-Investor ABS Mortgage Trust, Series 2024-RTL1, Class A2(c)(d)	8.34%	05/25/27	10,526,000	10,639,405
CHNGE Mortgage Trust, Series 2022-1, Class A1(b)(c)	3.01%	01/25/67	7,593,028	7,311,595
CHNGE Mortgage Trust, Series 2023-2, Class A1(c)(d)	6.53%	05/25/27	678,895	681,067
CHNGE Mortgage Trust, Series 2023-3, Class A1(c)(d)	7.10%	06/25/27	2,793,657	2,813,560
CHNGE Mortgage Trust, Series 2023-4, Class A1(c)(d)	7.57%	09/25/58	4,111,671	4,164,581
CIM Trust, Series 2025-NR1, Class A1(c)(d)	5.00%	06/25/64	19,539,155	19,138,822
CitiMortgage Alternative Loan Trust, Series 2007-A2, Class 1A1(b)	1M CME TERM SOFR + 0.71%	02/25/37	1,123,212	969,546
COLTMortgage Pass-Through Certificates, Series 2021-1R, Class A3(b)(c)	1.42%	05/25/65	2,023,467	1,830,664
COLT Mortgage Loan Trust, Series 2025-5, Class A2(c)(d)	5.79%	05/25/70	1,517,557	1,529,830
Cribs Mortgage Trust, Series 2025-RTL1, Class A1(c)(d)	5.81%	10/25/27	3,350,000	3,383,571
Cribs Mortgage Trust, Series 2025-RTL1, Class A2(c)(d)	6.44%	10/25/27	5,850,000	5,912,711
Cross Mortgage Trust, Series 2024-H6, Class B1A(b)(c)	6.64%	09/25/69	1,079,000	1,079,969
Cross Mortgage Trust, Series 2025-CES1, Class A1A	5.30%	11/25/60	4,512,000	4,511,929
Deephaven Residential Mortgage Trust, Series 2021-1, Class A3(b)(c)	1.13%	05/25/65	1,218,368	1,173,473
Dominion Mortgage Trust, Series 2021-RTL1, Class A1(c)(d)	3.49%	07/25/27	12,000,918	11,911,815
Dominion Mortgage Trust, Series 2021-RTL1, Class M(c)(d)	5.73%	07/25/27	3,500,000	3,359,193
Dominion Mortgage Trust, Series 2025-RTL1, Class A2(c)(d)	8.02%	09/25/27	4,000,000	4,089,380
DSLA Mortgage Loan Trust, Series 2006-AR2, Class 2A1A(b)	1M CME TERM SOFR + 0.31%	10/19/36	18,691,454	12,756,859
Easy Street Mortgage Loan Trust, Series 2025-RTL2, Class A2(c)(d)	7.16%	10/25/40	3,600,000	3,599,581
Easy Street Mortgage Loan Trust, Series 2025-RTL2, Class A1(c)(d)	5.61%	10/25/40	14,000,000	13,998,338

See Notes to Consolidated Financial Statements and Consolidated Financial Highlights.

Annual Report | October 31, 2025	11

Axonic Strategic Income Fund	Consolidated Schedule of Investments

October 31, 2025

	Rate	Maturity Date	Principal Amount	Value
Ellington Financial Mortgage Trust, Series 2021-3, Class A3(b)(c)	1.55%	09/25/66	$906,419	$765,744
Ellington Financial Mortgage Trust, Series 2021-3, Class A1(b)(c)	1.24%	09/25/66	3,774,218	3,186,295
Fidelis Mortgage Trust, Series 2025-RTL1, Class A2(b)(c)	6.22%	02/27/40	1,750,000	1,761,678
Fidelis Mortgage Trust, Series 2025-RTL2, Class A1(b)(c)	5.57%	07/25/40	13,000,000	13,057,754
Fidelis Mortgage Trust, Series 2025-RTL2, Class A2(b)(c)	6.06%	07/25/40	2,250,000	2,260,004
FIGRE Trust, Series 2024-HE4, Class E(b)(c)	6.81%	09/25/54	1,000,000	1,023,179
FIGRE Trust, Series 2024-HE4, Class D(b)(c)	5.92%	09/25/54	2,000,000	2,019,772
FIGRE Trust, Series 2025-FL1, Class A2(c)(d)	5.47%	07/25/55	6,152,900	6,169,116
FIGRE Trust, Series 2025-FL1, Class A1(c)(d)	5.27%	07/25/55	5,469,244	5,483,769
FIGRE Trust, Series 2025-HE3, Class B(b)(c)	5.71%	05/25/55	2,711,561	2,728,565
FIGRE Trust, Series 2025-HE3, Class C(b)(c)	5.91%	05/25/55	1,581,744	1,594,512
FIGRE Trust, Series 2025-HE4, Class C(b)(c)	5.71%	07/25/55	3,236,374	3,250,664
FIGRE Trust, Series 2025-HE4, Class A(b)(c)	5.41%	07/25/55	4,623,391	4,635,480
FIGRE Trust, Series 2025-HE5, Class C(b)(c)	5.69%	08/25/55	9,535,974	9,574,596
FIGRE Trust, Series 2025-HE5, Class A(b)(c)	5.29%	08/25/55	4,767,987	4,769,524
FIGRE Trust, Series 2025-HE6, Class A(b)(c)	5.04%	09/25/55	17,000,000	16,947,548
FIGRE Trust, Series 2025-PF1, Class A(b)(c)	5.76%	06/25/55	4,424,815	4,494,834
FIGRE Trust, Series 2025-PF1, Class B(b)(c)	5.91%	06/25/55	2,655,800	2,693,771
FIGRE Trust, Series 2025-PF1, Class C(b)(c)	6.11%	06/25/55	3,501,229	3,561,439
FIGRE Trust, Series 2025-PF2, Class A(b)(c)	5.02%	10/25/55	7,391,441	7,328,243
FIGRE Trust, Series 2025-PF2, Class B(b)(c)	5.12%	10/25/55	2,463,814	2,442,808
FIGRE Trust, Series 2025-PF2, Class C(b)(c)	5.22%	10/25/55	2,266,709	2,247,511
FIGRE Trust, Series 2025-PF2, Class D(b)(c)	6.14%	10/25/55	2,100,000	2,096,083
GCAT , Series 2025-NQM6, Class M1(b)(c)	5.78%	10/25/29	4,206,500	4,181,082
GCAT, Series 2021-NQM4, Class A1(b)(c)	1.09%	08/25/66	521,785	441,968
GS Mortgage-Backed Securities Trust, Series 2021-NQM1, Class B2(b)(c)	4.21%	07/25/61	1,000,000	831,629
GS Mortgage-Backed Securities Trust, Series 2022-GR2, Class A2(b)(c)	3.00%	08/26/52	20,937,788	18,282,942
GS Mortgage-Backed Securities Trust 2022-LTV2, Series 2022- MM1, Class A2(b)(c)	2.50%	07/25/52	14,015,209	11,769,491
GS Mortgage-Backed Securities Trust, Series 2022-PJ5, Class A6(b)(c)	3.00%	01/25/43	7,628,053	6,660,840
GS Mortgage-Backed Securities Trust, Series 2022-PJ6, Class A4(b)(c)	3.00%	03/25/42	20,256,823	17,688,321
GS Mortgage-Backed Securities Trust, Series 2025-DSC2, Class A1(c)(d)	5.04%	01/25/66	15,000,000	14,960,566
GS Mortgage-Backed Securities Trust, Series 2025-DSC2, Class A3(c)(d)	5.49%	01/25/66	15,000,000	14,961,231
GS Mortgage-Backed Securities Trust, Series 2025-DSC2, Class M1(b)(c)	5.79%	01/25/66	3,856,000	3,840,571
GS Mortgage-Backed Securities Trust, Series 2025-DSC2, Class B1(b)(c)	6.74%	01/25/66	5,339,000	5,318,283
GS Mortgage-Backed Securities Trust, Series 2025-NQM2, Class A1(b)(c)	5.65%	06/25/65	10,765,215	10,850,914
GS Mortgage-Backed Securities Trust, Series 2025-NQM2, Class A3(b)(c)	5.90%	06/25/65	9,905,792	9,958,941
HarborView Mortgage Loan Trust, Series 2006-4, Class 1A2A(b)	1M CME TERM SOFR + 0.49%	05/19/46	14,884,496	7,703,983
Imperial Fund Mortgage Trust, Series 2020-NQM1, Class A1(b)(c)	1.38%	10/25/55	3,745,178	3,541,253
Imperial Fund Mortgage Trust, Series 2023-NQM1, Class B1(b)(c)	8.09%	02/25/68	4,500,000	4,497,928
J.P. Morgan Mortgage Trust, Series 2024-7, Class A3(b)(c)	3.00%	04/25/53	13,743,789	12,001,119

See Notes to Consolidated Financial Statements and Consolidated Financial Highlights.

12	www.axonicfunds.com

Axonic Strategic Income Fund	Consolidated Schedule of Investments

October 31, 2025

	Rate	Maturity Date	Principal Amount	Value
J.P. Morgan Mortgage Trust, Series 2025-NQM4, Class M1B(b)(c)	5.99%	03/25/66	$1,500,000	$1,494,677
J.P. Morgan Resecuritization Trust, Series 2015-1, Class 4A2(b)(c)	3.91%	09/27/36	8,095,601	7,581,005
Lehman Mortgage Trust, Series 2006-7, Class 3A1(b)	1M CME TERM SOFR + 0.46%	11/25/36	34,331,415	3,820,582
Lehman Mortgage Trust, Series 2006-9, Class 1A5(b)	1M CME TERM SOFR + 0.71%	01/25/37	1,593,942	829,851
Lehman Mortgage Trust, Series 2007-2, Class 2A1(b)	1M CME TERM SOFR + 0.42%	02/25/37	24,989,968	4,418,494
Lehman XS Trust, Series 2007-6, Class 3A31(d)	4.20%	05/25/37	2,976,480	2,744,697
Lehman XS Trust, Series 2007-6, Class 3A32(b)	1M CME TERM SOFR + 0.61%	05/25/37	6,313,227	5,878,358
LHOME Mortgage Trust, Series 2023-RTL3, Class A1(c)(d)	8.00%	08/25/28	19,725,116	19,756,165
LHOME Mortgage Trust, Series 2023-RTL3, Class A2(c)(d)	9.00%	08/25/28	3,000,000	3,003,089
LHOME Mortgage Trust, Series 2023-RTL4, Class A1(c)(d)	7.63%	06/25/26	13,750,000	13,815,416
LHOME Mortgage Trust, Series 2024-RTL1, Class A2(c)(d)	9.17%	01/25/29	6,000,000	6,054,635
LHOME Mortgage Trust, Series 2024-RTL1, Class A1(c)(d)	7.02%	01/25/29	10,190,000	10,237,296
LHOME Mortgage Trust, Series 2024-RTL2, Class A1(c)(d)	7.13%	10/25/26	18,306,000	18,445,338
LHOME Mortgage Trust, Series 2024-RTL2, Class A2(c)(d)	8.90%	10/25/26	4,100,000	4,151,860
LHOME Mortgage Trust, Series 2024-RTL3, Class M(c)(d)	10.73%	05/25/29	1,250,000	1,263,628
LHOME Mortgage Trust, Series 2024-RTL3, Class A1(c)(d)	6.90%	05/25/29	10,636,000	10,745,212
LHOME Mortgage Trust, Series 2024-RTL3, Class A2(c)(d)	8.37%	05/25/29	10,500,000	10,665,645
LHOME Mortgage Trust, Series 2024-RTL4, Class M1(b)(c)	7.79%	01/25/27	2,000,000	2,029,322
LHOME Mortgage Trust, Series 2024-RTL5, Class M1(b)(c)	6.82%	09/25/39	9,400,000	9,439,689
LHOME Mortgage Trust, Series 2025-RTL1, Class M1(b)(c)	7.02%	01/25/40	6,000,000	6,054,377
LHOME Mortgage Trust 2025-Rtl2, Series 2025-RTL2, Class A2(b)(c)	6.10%	04/25/40	4,400,000	4,427,656
LHOME Mortgage Trust, Series 2025-RTL3, Class M1(b)(c)	6.89%	08/25/40	2,500,000	2,516,382
Mello Mortgage Capital Acceptance, Series 2021-INV1, Class A3(b)(c)	2.50%	05/25/43	11,254,885	9,451,465
Mello Mortgage Capital Acceptance, Series 2022-INV2, Class A3(b)(c)	3.00%	10/25/44	6,336,594	5,531,153
Merrill Lynch Alternative Note Asset Trust, Series 2007-AF1, Class 1A10(b)	1M CME TERM SOFR + 0.46%	05/25/37	15,944,155	2,247,250
MFA, Series 2021-INV2, Class A1(b)(c)	1.91%	11/25/56	2,247,283	2,031,906
MFA, Series 2023-RTL2, Class A1(c)(d)	8.50%	04/25/26	27,486,000	27,532,509
MFA, Series 2024-RTL3, Class A2(c)(d)	6.54%	05/25/28	1,600,000	1,615,548
MFA, Series 2025-NQM3, Class A3(c)(d)	5.72%	08/25/70	14,693,103	14,698,830
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-DSC1, Class A3(c)(d)	5.97%	04/25/29	2,867,169	2,893,041
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-DSC1, Class A2(c)(d)	5.76%	04/25/29	2,628,239	2,649,831
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-DSC2, Class A1(c)(d)	5.44%	07/25/29	2,950,379	2,969,355
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-DSC2, Class A2(c)(d)	5.70%	07/25/29	2,065,265	2,080,351
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-DSC2, Class A3(c)(d)	5.85%	07/25/29	9,834,596	9,906,023
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-NQM7, Class A1(c)(d)	4.98%	09/25/70	8,925,105	8,907,106
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-NQM8, Class A2(c)(d)	5.22%	10/25/29	4,000,000	3,986,968

See Notes to Consolidated Financial Statements and Consolidated Financial Highlights.

Annual Report | October 31, 2025	13

Axonic Strategic Income Fund	Consolidated Schedule of Investments

October 31, 2025

	Rate	Maturity Date	Principal Amount	Value
Morgan Stanley Residential Mortgage Loan Trust, Series 2025- NQM8, Class A3(c)(d)	5.42%	10/25/29	$5,000,000	$4,983,709
Nomura Resecuritization Trust, Series 2014-8R, Class 1A2(b)(c)	4.67%	10/26/36	2,011,406	1,958,785
OBX, Series 2020-EXP2, Class A3(b)(c)	2.50%	05/25/60	9,142,909	7,834,369
OBX, Series 2023-INV1, Class A1(b)(c)	3.00%	01/25/52	18,469,513	16,127,636
PRKCM, Series 2021-AFC1, Class A1(b)(c)	1.51%	08/25/56	10,975,836	9,277,489
PRKCM, Series 2023-AFC1, Class A3(c)(d)	7.30%	02/25/27	869,976	870,891
PRKCM, Series 2025-AFC1, Class A1(b)(c)	5.10%	10/25/60	2,982,321	2,980,365
PRPM LLC, Series 2025-2, Class A1(c)(d)	6.47%	05/25/30	6,419,208	6,429,143
PRPM, Series 2025-3, Class A1(c)(d)	6.26%	05/25/28	22,912,756	22,925,205
PRPM LLC, Series 2025-5, Class A1(c)(d)	5.73%	07/25/28	14,671,571	14,653,911
PRPM LLC, Series 2025-5, Class A2(c)(d)	8.57%	07/25/28	4,072,000	4,085,427
PRPM LLC, Series 2025-6, Class A1(c)(d)	5.77%	08/25/28	18,727,129	18,718,344
PRPM LLC, Series 2025-6, Class A2(c)(d)	8.33%	08/25/28	4,400,000	4,413,548
Rain City Mortgage Trust, Series 2024-RTL1, Class A2(b)(c)	8.02%	09/25/29	10,000,000	10,092,549
RALI, Series 2006-QS2, Class 1A14(b)	1M CME TERM SOFR + 0.81%	02/25/36	4,480,522	3,476,660
RALI, Series 2006-QS4, Class A5(b)	1M CME TERM SOFR + 0.61%	04/25/36	1,448,342	1,060,466
RALI, Series 2007-QO5, Class A(b)	12M US FED + 3.12%	08/25/47	9,462,102	1,366,246
RALI, Series 2007-QS7, Class 2A1	6.75%	06/25/37	28,029,154	11,257,072
RBSSP Resecuritization Trust, Series 2009-7, Class 5A3(b)(c)	1M CME TERM SOFR + 0.51%	06/26/37	2,912,702	2,119,920
RCO X Mortgage LLC, Series 2025-5, Class A1(c)(d)	5.42%	10/25/28	25,000,000	24,974,555
Residential Asset Securitization Trust, Series 2006-R1, Class A2(b)	1M CME TERM SOFR + 0.51%	01/25/46	9,860,549	2,729,999
Residential Asset Securitization Trust, Series 2007-A1, Class A3(b)	1M CME TERM SOFR + 0.71%	03/25/37	30,466,903	7,158,677
Residential Asset Securitization Trust, Series 2007-A1, Class A9	5.75%	03/25/37	4,623,792	1,502,063
Residential Asset Securitization Trust, Series 2007-A1, Class A1	6.00%	03/25/37	3,534,189	1,160,814
Residential Mortgage Loan Trust, Series 2020-1, Class A3(b)(c)	2.68%	01/26/60	131,452	130,429
RMF Proprietary Issuance Trust, Series 2022-1, Class M2(b)(c)	3.00%	01/25/28	5,000,000	4,355,000
Roc Mortgage Trust, Series 2021-RTL1, Class M(b)(c)	6.68%	08/25/28	6,745,000	6,700,709
SAIF Securitization Trust, Series 2024-CES1, Class M1(c)(d)	6.73%	08/25/28	3,036,000	3,028,119
SAIF Securitization Trust, Series 2024-CES1, Class A1(c)(d)	5.97%	08/25/28	10,003,673	10,056,344
SAIF Securitization Trust, Series 2024-CES1, Class A3(c)(d)	6.33%	08/25/28	745,000	746,297
Saluda Grade Alternative Mortgage Trust, Series 2024-INV1, Class M1(b)(c)	6.60%	07/25/28	2,000,000	2,020,871
Saluda Grade Alternative Mortgage Trust, Series 2024-RTL4, Class A1(c)(d)	7.50%	02/25/30	23,750,000	23,864,672
Saluda Grade Alternative Mortgage Trust, Series 2024-RTL5, Class A1(c)(d)	7.76%	04/25/30	20,500,000	20,709,801
Saluda Grade Alternative Mortgage Trust, Series 2024-RTL6, Class A2(c)(d)	8.68%	12/25/26	12,250,000	12,358,665
Saluda Grade Alternative Mortgage Trust, Series 2024-RTL6, Class A1(c)(d)	7.44%	12/25/26	23,389,000	23,562,455
Santander Mortgage Asset Receivable Trust, Series 2025-NQM2, Class A2(c)(d)	5.94%	02/25/65	2,805,977	2,829,344
Santander Mortgage Asset Receivable Trust, Series 2025-NQM3, Class A3(c)(d)	6.06%	05/25/65	13,427,939	13,538,703

See Notes to Consolidated Financial Statements and Consolidated Financial Highlights.

14	www.axonicfunds.com

Axonic Strategic Income Fund	Consolidated Schedule of Investments

October 31, 2025

	Rate	Maturity Date	Principal Amount	Value
Santander Mortgage Asset Receivable Trust, Series 2025-NQM5, Class A1(b)(c)	5.07%	08/25/65	$12,840,707	$12,831,943
Sequoia Mortgage Trust, Series 2025-S1, Class A4(b)(c)	2.50%	09/25/54	10,268,307	9,148,930
SG Residential Mortgage Trust, Series 2021-2, Class A1(b)(c)	1.74%	12/25/61	14,214,292	12,182,629
Starwood Mortgage Residential Trust, Series 2019-INV1, Class A3(b)(c)	2.92%	09/27/49	2,208,336	2,186,256
Starwood Mortgage Residential Trust, Series 2021-2, Class A2(b)(c)	1.17%	05/25/65	510,094	488,510
Starwood Mortgage Residential Trust, Series 2021-2, Class A3(b)(c)	1.43%	05/25/65	622,066	596,759
Structured Asset Mortgage Investments II Trust, Series 2007-AR2, Class 1A2(b)	1M CME TERM SOFR + 0.49%	02/25/37	4,360,344	5,304,547
Toorak Mortgage Trust, Series 2024-1, Class A2(c)(d)	9.60%	02/25/31	7,000,000	7,035,638
Toorak Mortgage Trust, Series 2024-1, Class M1(c)(d)	12.55%	02/25/31	6,000,000	6,032,822
Toorak Mortgage Trust, Series 2024-1, Class A1(c)(d)	7.33%	02/25/31	20,000,000	20,074,712
Toorak Mortgage Trust, Series 2024-RRTL1, Class A2(c)(d)	7.57%	03/25/26	6,500,000	6,547,122
Toorak Mortgage Trust, Series 2024-RRTL1, Class M1(b)(c)	9.16%	03/25/26	4,000,000	4,026,899
Toorak Mortgage Trust, Series 2024-RRTL2, Class A2(c)(d)	5.90%	09/25/39	13,875,000	13,908,766
Toorak Mortgage Trust, Series 2024-RRTL2, Class M1(b)(c)	7.26%	09/25/39	6,000,000	5,995,776
Toorak Mortgage Trust, Series 2025-RRTL1, Class A2(c)(d)	6.16%	03/25/27	15,750,000	15,835,855
Toorak Mortgage Trust, Series 2025-RRTL1, Class M1(b)(c)	6.79%	03/25/27	4,000,000	3,995,770
TVC Mortgage Trust, Series 2024-RRTL1, Class A2(c)(d)	5.96%	02/25/27	2,000,000	2,004,162
TVC Mortgage Trust, Series 2025-RRTL1, Class A2(c)(d)	6.68%	04/25/40	6,797,000	6,866,762
Velocity Commercial Capital Loan Trust, Series 2025-RTL1, Class A2(c)(d)	8.52%	03/25/30	5,863,000	5,938,518
Verus Securitization Trust, Series 2021-R1, Class A1(b)(c)	0.82%	10/25/63	832,817	808,933
Verus Securitization Trust, Series 2021-R1, Class A2(b)(c)	1.06%	10/25/63	618,404	601,375
Verus Securitization Trust, Series 2021-R1, Class A3(b)(c)	1.26%	10/25/63	1,480,900	1,441,513
Verus Securitization Trust, Series 2021-R3, Class A1(b)(c)	1.02%	04/25/64	14,760,146	13,942,060
Verus Securitization Trust, Series 2021-R3, Class B2(b)(c)	4.07%	04/25/64	3,000,000	2,860,977
Vontive Mortgage Trust, Series 2025-RTL1, Class A1(c)(d)	6.51%	03/25/27	8,000,000	8,141,023
Vontive Mortgage Trust, Series 2025-RTL1, Class A2(c)(d)	8.01%	03/25/27	2,000,000	2,043,651

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES
(Cost $1,319,155,620)				1,301,129,231

	7-Day Yield	Shares	Value
SHORT TERM INVESTMENTS - COMMON SHARES (9.01%)
Money Market Fund (9.01%)
First American Government Obligations Fund	4.06%	341,185,817	341,185,817
JPMorgan US Treasury Plus Money Market Fund	3.99%	61,939	61,939

TOTAL SHORT TERM INVESTMENTS
(Cost $341,247,756)			341,247,756

TOTAL INVESTMENTS (103.18%)
(Cost $3,959,233,697)			$3,907,323,907

Liabilities in Excess of Other Assets (-3.18%)			(120,526,524)
NET ASSETS (100.00%)			$3,786,797,383

See Notes to Consolidated Financial Statements and Consolidated Financial Highlights.

Annual Report | October 31, 2025	15

Axonic Strategic Income Fund	Consolidated Schedule of Investments

October 31, 2025

(a)	Perpetual maturity.
(b)	Floating or variable rate security. The Reference Rates are described below. Interest rate shown reflects the rate in effect at October 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may normally be sold to qualified institutional buyers in transactions exempt from registration. The total value of Rule 144A securities amounts to $2,915,708,194, which represents 77.00% of net assets as of October 31, 2025.
(d)	Step bond. Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at October 31, 2025.
(e)	The Fund's interest in these loans are held through a wholly-owned LLC of the fund. See Notes 1 and 2 to the Consolidated Financial Statements and Consolidated Financial Highlights.
(f)	Interest only securities.
(g)	On October 31, 2025, securities valued at $54,743,556 were pledged as collateral for reverse repurchase agreements.

Investment Abbreviations:

REIT - Real Estate Investment Trust

SOFR - Secured Overnight Financing Rate

FED - Federal Funds Rate

Reference Rates:

12M US FED - 12 Month US FED as of October 31, 2025 was 4.03%

1M US SOFR - 1 Month US SOFR as of October 31, 2025 was 4.20%

1M CME TERM SOFR - 1 Month CME SOFR as of October 31, 2025 was 4.00%

30D US SOFR - 30 Day US SOFR as of October 31, 2025 was 4.21%

INTEREST RATE SWAP CONTRACTS (CENTRALLY CLEARED)

Pay/Receive Floating Rate*	Clearing House	Floating Rate	Expiration Date	Notional Amount**	Currency	Fixed Rate	Fair Value	Unrealized Appreciation/ (Depreciation)
Receive	Goldman Sachs & Co. LLC	1D US SOFR	01/22/2034	13,256,000	USD	3.74%	$147,308	$147,308
Receive	Goldman Sachs & Co. LLC	1D US SOFR	05/25/2026	20,000,000	USD	0.91%	353,303	353,303
Receive	Goldman Sachs & Co. LLC	1D US SOFR	08/05/2026	50,000,000	USD	0.73%	1,219,059	1,219,059
Receive	Goldman Sachs & Co. LLC	1D US SOFR	02/13/2034	26,664,000	USD	3.82%	451,275	451,275
							$2,170,945	$2,170,945

Pay	Goldman Sachs & Co. LLC	1D US SOFR	10/11/2034	21,500,000	USD	3.60%	$(35,397)	$(35,397)
Pay	Goldman Sachs & Co. LLC	1D US SOFR	04/24/2033	35,542,920	USD	3.38%	(582,867)	(582,867)
Pay	Goldman Sachs & Co. LLC	1D US SOFR	04/03/2033	34,745,115	USD	3.39%	(521,648)	(521,648)
							$(1,139,912)	$(1,139,912)
							$1,031,033	$1,031,033

*	The swap contracts with the floating 1D US SOFR pay and receive amounts annually, while 1M US SOFR pay amounts semiannually and receive amounts quarterly, and while 3M US SOFR pay amounts monthly and receive amounts semiannually.
**	The notional amount of each interest rate swap contract is stated in the currency in which the derivative is denominated.

See Notes to Consolidated Financial Statements and Consolidated Financial Highlights.

16	www.axonicfunds.com

Axonic Strategic Income Fund	Consolidated Schedule of Investments

October 31, 2025

FUTURES CONTRACTS - LONG (CENTRALLY CLEARED)

Description	Counterparty	Position	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
US 10yr Ultra Future	Wells Fargo Securities, LLC	Long	950	December 2025	$(109,799,219)	$(489,844)
					$(109,799,219)	$(489,844)

REVERSE REPURCHASE AGREEMENTS

Counterparty	Interest Rate	Acquisition Date	Maturity Date	Amount
Barclays	4.24%	10/22/2025	11/21/2025	$52,500,000
				$52,500,000

All agreements can be terminated by either party on demand at value plus accrued interest.

See Notes to Consolidated Financial Statements and Consolidated Financial Highlights.

Annual Report | October 31, 2025	17

Axonic Strategic Income Fund	Consolidated Statement of Assets and Liabilities

October 31, 2025

ASSETS:
Investments, at fair value (Cost $3,959,233,697)	$3,907,323,907
Net unrealized appreciation on interest rate swap contracts	1,031,033
Receivable for investment securities sold	2,464,193
Dividend receivable	1,293,995
Interest receivable	14,272,611
Receivable for shares sold	8,956,043
Deposit held with broker for reverse repurchase agreements	1,431,000
Deposit held with broker for futures contracts	3,000,000
Deposit held with broker for interest rate swap contracts	7,135,568
Prepaid expenses and other assets	101,234
Total Assets	3,947,009,584

LIABILITIES:
Payable for investments purchased	87,971,388
Interest payable on loan	61,833
Income distribution payable	5,678,650
Unrealized depreciation on futures contracts	489,844
Capital shares payable	9,481,463
Accrued legal and audit fees payable	71,488
Due to Adviser	2,695,578
Payable for reverse repurchase agreements (Cost $52,500,000)	52,500,000
Accrued fund accounting and administration fees payable	945,264
Distribution and shareholder service fees payable	59,305
Accrued Chief Compliance Officer fee payable	3,014
Other payables and accrued expenses	254,374
Total Liabilities	160,212,201
Net Assets	$3,786,797,383

COMPOSITION OF NET ASSETS:
Paid-in capital	$3,870,125,129
Total distributable earnings (accumulated deficit)	(83,327,746)
Net Assets	$3,786,797,383

PRICING OF SHARES:
Class A
Net Assets	$110,972,428
Shares of beneficial interest outstanding (unlimited number of shares, no par value common share authorized)	12,602,511
Net Asset Value and redemption price per share	$8.81
Maximum Offering Price per Share (Including Maximum Sales Load of 2.25%)	$9.01
Class I
Net Assets	$3,675,824,955
Shares of beneficial interest outstanding (unlimited number of shares, no par value common share authorized)	409,132,869
Net Asset Value and redemption price per share	$8.98

See Notes to Consolidated Financial Statements and Consolidated Financial Highlights.

18	www.axonicfunds.com

Axonic Strategic Income Fund	Consolidated Statement of Operations

For the Year Ended October 31, 2025

INVESTMENT INCOME:
Dividends	$11,834,037
Interest	220,681,830
Total Investment Income	232,515,867

EXPENSES:
Advisory fees (Note 5)	27,811,684
Audit and tax fees	60,204
Chief Compliance Officer fee (Note 5)	35,970
Custodian fees	223,240
Distribution fees
Class A	218,962
Fund accounting and administration fees (Note 5)	3,026,109
Insurance expenses	49,714
Interest on line of credit agreement	54,167
Interest on reverse repurchase agreements	488,256
Legal fees	674,895
Printing expenses	96,031
Registration expenses	331,908
Shareholder service fees
Class A	127,377
Transfer agent fees (Note 5)	340,227
Trustees' fees and expenses (Note 5)	225,893
Other expenses	76,514
Total expenses	33,841,151
Net Investment Income	198,674,716

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized loss on investments	(14,436,240)
Net realized gain on interest rate swap contracts	5,761,508
Net change in unrealized appreciation on investments	34,531,582
Net change in unrealized (depreciation) on interest rate swap contracts	(191,551)
Net change in unrealized (depreciation) on futures contracts	(489,844)
Net Realized and Unrealized Gain on Investments	25,175,455

Net Increase in Net Assets from Operations	$223,850,171

See Notes to Consolidated Financial Statements and Consolidated Financial Highlights.

Annual Report | October 31, 2025	19

Axonic Strategic Income Fund	Consolidated Statements of Changes in Net Assets

	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024
FROM OPERATIONS:
Net investment income	$198,674,716	$176,367,406
Net realized gain/(loss)	(8,674,732)	2,501,646
Net change in unrealized appreciation	33,850,187	67,405,956
Net Increase in Net Assets from Operations	223,850,171	246,275,008

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings
Class A	(6,098,301)	(5,727,142)
Class I	(223,405,089)	(185,237,615)
Decrease in Net Assets from Distributions to Shareholders	(229,503,390)	(190,964,757)

CAPITAL SHARE TRANSACTIONS:
Class A
Proceeds from sale of shares of beneficial interest	54,591,540	26,674,786
Distributions reinvested	4,725,463	4,822,169
Disbursements for redemption of shares of beneficial interest	(27,802,618)	(15,446,284)
Class I
Proceeds from sale of shares of beneficial interest	1,636,439,220	1,367,847,706
Distributions reinvested	165,247,291	141,142,030
Disbursements for redemption of shares of beneficial interest	(997,528,722)	(541,395,601)
Net Increase from Capital Share Transactions	835,672,174	983,644,806
Net Increase in Net Assets	830,018,955	1,038,955,057

NET ASSETS:
Beginning of period	2,956,778,428	1,917,823,371
End of period	$3,786,797,383	$2,956,778,428

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Class A
Beginning shares	9,018,504	7,196,036
Issued	6,203,488	3,028,752
Distributions reinvested	536,633	549,566
Redeemed	(3,156,114)	(1,755,850)
Net increase in capital shares	3,584,007	1,822,468
Ending shares	12,602,511	9,018,504
Class I
Beginning shares	319,345,016	211,105,129
Issued	182,634,586	153,014,959
Distributions reinvested	18,426,779	15,838,470
Redeemed	(111,273,512)	(60,613,542)
Net increase in capital shares	89,787,853	108,239,887
Ending shares	409,132,869	319,345,016

See Notes to Consolidated Financial Statements and Consolidated Financial Highlights.

20	www.axonicfunds.com

Axonic Strategic Income Fund Class A	Consolidated Financial Highlights

For a Share Outstanding Throughout each Period Presented

	For the Year Ended October 31, 2025		For the Year Ended October 31, 2024		For the Year Ended October 31, 2023		For the Year Ended October 31, 2022		For the Year Ended October 31, 2021
OPERATING PERFORMANCE:
Net asset value - beginning of period	$8.86		$8.67		$8.78		$9.94		$9.68
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.50		0.62		0.60		0.37		0.44
Net realized and unrealized gain/(loss) on investments	0.07		0.29		(0.16)		(0.90)		0.30	(b)
Total Income/(Loss) from Investment Operations	0.57		0.91		0.44		(0.53)		0.74

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(0.62)		(0.72)		(0.53)		(0.43)		(0.43)
From net realized gains	–		–		(0.02)		(0.20)		(0.05)
Total Distributions to Shareholders	(0.62)		(0.72)		(0.55)		(0.63)		(0.48)

Net asset value - end of period	$8.81		$8.86		$8.67		$8.78		$9.94

Total Investment Return - Net Asset Value(c)	6.63	%(d)	10.93	%(d)	5.25	%(d)	(5.29	%)(d)	7.85	%(d)

RATIOS AND SUPPLEMENTAL DATA:
Net assets end of period (000s)	$110,972		$79,893		$62,415		$44,534		$40,414
Including Interest Expense Ratio of expenses to average net assets excluding reimbursement/recoupment(e)	1.42%		1.42%		1.42%		1.39%		1.60%
Ratio of expenses to average net assets including reimbursement/recoupment(e)	1.42%		1.42%		1.44%		1.50%		1.50%
Excluding Interest Expense
Ratio of expenses to average net assets excluding reimbursement/recoupment(e)	1.40%		1.42%		1.42%		1.39%		1.60%
Ratio of expenses to average net assets including reimbursement/recoupment(e)	1.40%		1.42%		1.44%		1.50%		1.50%
Ratio of net investment income to average net assets(e)	5.65%		7.04%		6.90%		3.93%		4.40%
Portfolio turnover rate	63%		72%		38%		32%		66%

(a)	Calculated using average shares method.
(b)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Consolidated Statement of Operations due to share transactions for the period.
(c)	During periods in which certain expenses were reimbursed, total returns would have been lower. During periods in which certain expenses were recouped, total returns would have been higher. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude applicable sales charges.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Expenses and net investment income/(loss) amounts used to calculate the ratios above include amounts allocated to investors. An individual investor's results may vary based on a variety of factors and the timing of capital transactions.

See Notes to Consolidated Financial Statements and Consolidated Financial Highlights.

Annual Report | October 31, 2025	21

Axonic Strategic Income Fund Class I	Consolidated Financial Highlights

For a Share Outstanding Throughout each Period Presented

	For the Year Ended October 31, 2025		For the Year Ended October 31, 2024		For the Year Ended October 31, 2023		For the Year Ended October 31, 2022		For the Year Ended October 31, 2021
OPERATING PERFORMANCE:
Net asset value - beginning of period	$9.01		$8.79		$8.86		$9.99		$9.69
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.54		0.66		0.65		0.42		0.48
Net realized and unrealized gain/(loss) on investments	0.06		0.30		(0.15)		(0.92)		0.30	(b)
Total Income/(Loss) from Investment Operations	0.60		0.96		0.50		(0.50)		0.78

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(0.63)		(0.74)		(0.55)		(0.43)		(0.43)
From net realized gains	–		–		(0.02)		(0.20)		(0.05)
Total Distributions to Shareholders	(0.63)		(0.74)		(0.57)		(0.63)		(0.48)

Net asset value - end of period	$8.98		$9.01		$8.79		$8.86		$9.99

Total Investment Return - Net Asset Value(c)	6.94	%(d)	11.31	%(d)	5.82	%(d)	(4.84	%)(d)	8.28	%(d)

RATIOS AND SUPPLEMENTAL DATA:
Net assets end of period (000s)	$3,675,825		$2,876,885		$1,855,409		$1,313,775		$1,306,541
Including Interest Expense
Ratio of expenses to average net assets excluding reimbursement/recoupment(e)	1.02%		1.03%		1.02%		1.00%		1.02%
Ratio of expenses to average net assets including reimbursement/recoupment(e)	1.02%		1.03%		1.02%		1.00%		1.04%
Excluding Interest Expense
Ratio of expenses to average net assets excluding reimbursement/recoupment(e)	1.00%		1.03%		1.02%		1.00%		1.02%
Ratio of expenses to average net assets including reimbursement/recoupment(e)	1.00%		1.03%		1.02%		1.00%		1.04%
Ratio of net investment income to average net assets(e)	6.08%		7.42%		7.31%		4.42%		4.87%
Portfolio turnover rate	63%		72%		38%		32%		66%

(a)	Calculated using average shares method.
(b)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Consolidated Statement of Operations due to share transactions for the period.
(c)	During periods in which certain expenses were reimbursed, total returns would have been lower. During periods in which certain expenses were recouped, total returns would have been higher. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude applicable sales charges.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Expenses and net investment income/(loss) amounts used to calculate the ratios above include amounts allocated to investors. An individual investor's results may vary based on a variety of factors and the timing of capital transactions.

See Notes to Consolidated Financial Statements and Consolidated Financial Highlights.

22	www.axonicfunds.com

Axonic Strategic Income Fund	Notes to Consolidated Financial Statements and Consolidated Financial Highlights

October 31, 2025

1. ORGANIZATION

Axonic Strategic Income Fund (the “Fund”), is a diversified series of the Axonic Funds (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (“1940 Act”) as an open-end management investment company. The Trust was organized as a Delaware statutory trust on October 17, 2019 pursuant to a Declaration of Trust governed by the laws of the State of Delaware. Axonic Capital LLC (the “Adviser”) acts as the Fund’s investment adviser. The Adviser is a registered investment adviser and is responsible for making the investment decisions for the Fund’s portfolio. The Fund’s investment objective is to seek total return. Under normal circumstances, the Fund will concentrate its investments (i.e., invest 25% or more of its total assets (measured at the time of purchase)) in Mortgage-Backed Securities (“MBS”) and other mortgage-related securities (such as CMOs), which the Fund treats as investments in a group of industries.

The Fund currently offers Class A and Class I shares. Class A shares commenced operations on July 17, 2020 and Class I commenced operations on December 31, 2019. Class A shares are offered subject to a maximum sales charge of 2.25%. Class I shares are offered at NAV and are not subject to sales charges. The Fund may offer additional classes of shares in the future.

The Fund's assets may be invested in wholly-owned and controlled subsidiaries of the Fund, including Axonic Strategic Loan Funds LLC and AXSIX RTL LLC (the "Subsidiaries"). Both of the Subsidiaries have the same investment objective as the Fund and are Delaware limited liability companies. To the extent permitted by the 1940 Act, the Fund may make investments through the Subsidiaries, which are pass-through entities.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its consolidated financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is considered an investment company for financial reporting purposes under GAAP. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 “Financial Services – Investment Companies.” The preparation of the consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Consolidation of Subsidiaries – The consolidated financial statements include the financial position and the results of operations of the Fund and its Subsidiaries. As of October 31, 2025, the total value of investments held by the Subsidiaries is $4,092,632, or 0.11% of the Fund’s net assets.

All intercompany accounts and transactions have been eliminated in these consolidated financial statements.

Securities Valuation – The Fund values it investments at fair value. The Fund’s Board of Trustees (the “Board”) has approved pricing policies and procedures and fair valuation policies and procedures pursuant to which the Fund will value its investments. The Adviser has appointed an independent Administrator of the Fund, pursuant to the administration agreement, under which the Administrator independently calculates the daily Net Asset Value per share (“NAV”) of the Fund. In doing so, the Administrator, on a daily basis, in compliance with the policies and procedures described above, independently values the investment positions within the Fund’s portfolio. The Administrator at its discretion may notify the Fund or the Board of any valuation conflicts and/or non-compliance with the policies and procedures. The Administrator and the Adviser will include in quarterly written reports to the Board confirmation that the policies and procedures provide fair and accurate prices. Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined. Investments in shares of funds, including money market funds, that are not traded on an exchange are valued at the end of day NAV of such fund.

Securities for which market prices are not “readily available” are valued in good faith by the Fund's Adviser as “valuation designee” under the oversight of the Fund's Board. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser's fair valuation determinations will be reviewed by the Board. The Advisor may, in turn and subject to its oversight, delegate pricing of securities for which market prices are readily available to the Funds' administrator. All fair valuation determinations shall be made by the Fair Value Committee (the “Committee”), in accordance with policies and procedures established by the Adviser. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; a significant event with respect to a security or securities has occurred after the close of the market or exchange on which the security or securities principally trades and before the time the Fund calculates net asset value; or trading of the security is subject to local government -imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

Annual Report | October 31, 2025	23

Axonic Strategic Income Fund	Notes to Consolidated Financial Statements and Consolidated Financial Highlights

October 31, 2025

Structured credit and other similar debt securities including, but not limited to, asset-backed securities, collateralized debt obligations, collateralized loan obligations, collateralized mortgage obligations, mortgage-backed securities, commercial mortgage-backed security, and other securitized investments backed by certain debt or other receivables (collectively, “Structured Credit Securities”), are valued on the basis of valuations provided by independent pricing services and /or dealers in those instruments recommended by the Adviser. Interest Rate Swaps are valued by an independent pricing service as approved by the Adviser. For centrally cleared swaps, the daily change in valuation and upfront payments, if any, are recorded as a receivable or payable for variation margin on the Consolidated Statement of Assets and Liabilities. Future contracts listed on an exchange are valued at the last reported sale price or, if unavailable, at the midpoint of the bid-ask spread as of the valuation date. If a contract cannot be liquidated on the valuation date due to exchange-imposed limits or trading restrictions, it is valued at the settlement price on the next day the contract can be liquidated. In determining fair value, pricing services and dealers will generally use information with respect to transactions in the securities being valued, quotations from other dealers, market transactions in comparable securities, analyses and evaluations of various relationships between securities, and yield to maturity information. The Adviser will, based on its reasonable judgment, select the pricing service or dealer quotation that most accurately reflects the fair market value of the Structured Credit Security while taking into account the information utilized by the pricing service or dealer to formulate the quotation in addition to any other relevant factors.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Adviser, those securities will be valued at “fair value” as determined in good faith by the Adviser’s Valuation Committee using the fair valuation policies and procedures adopted by, and under the supervision of, the Board. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.

The fair valuation policies and procedures may be used to value a substantial portion of the assets of the Fund. The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and has not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by an independent pricing service and broker-dealer is inaccurate.

The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level and supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; and (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve and credit quality.

Fair Value Measurements – A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability at the measurement date; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

24	www.axonicfunds.com

Axonic Strategic Income Fund	Notes to Consolidated Financial Statements and Consolidated Financial Highlights

October 31, 2025

An investment level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. To the extent practicable, the Adviser generally endeavors to maximize the use of observable inputs and minimize the use of unobservable inputs by requiring that the most observable inputs are to be used when available.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the inputs used in valuing the Fund’s investments as of October 31, 2025:

Investments in Securities at Value(a)(b)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$234,808	$–	$–	$234,808
Preferred Stocks	8,074,530	–	–	8,074,530
Asset-Backed Securities	–	806,392,034	–	806,392,034
Bank Loans	–	29,925,507	–	29,925,507
Commercial Mortgage-Backed Securities	–	1,015,073,443	–	1,015,073,443
Convertible Corporate Bonds	–	14,755,443	–	14,755,443
Corporate Bonds	–	4,603,490	–	4,603,490
Government Bonds	–	385,887,665	–	385,887,665
Residential Mortgage-Backed Securities	–	1,301,129,231	–	1,301,129,231
Short Term Investments	341,247,756	–	–	341,247,756
Total	$349,557,094	$3,557,766,813	$–	$3,907,323,907
Other Financial Instruments(c)
Assets:
Interest Rate Swap Contracts	$–	$2,170,945	$–	$2,170,945
Liabilities:
Interest Rate Swap Contracts	$–	$(1,139,912)	$–	$(1,139,912)
Future Contract	$(489,844)	$–	$–	$(489,844)
Total	$(489,844)	$1,031,033	$–	$541,189

(a)	For detailed descriptions of industries, see the accompanying Consolidated Consolidated Schedule of Investments.
(b)	For liabilities arising from reverse repurchase agreements, the carrying amount approximates fair value due to the relatively short-term maturity of these financial instruments.
(c)	Other financial instruments are derivative instruments reflected in the Consolidated Schedule of Investments. The derivatives shown in this table are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value.

Securities Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Dividend income from REITs is recognized on the ex-dividend date. It is common for distributions from REITs to exceed taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Fund’s investment in REITs are reported to the Fund after the end of the calendar year; accordingly, the Fund estimates these amounts for accounting purposes until the characterization of REIT distributions is reported to the Fund after the end of the calendar year. Estimates are based on the most recent REIT distribution information available.

Premium and Discount Amortization/Paydown Gains and Losses – All premiums and discounts on fixed-income securities are amortized/accreted over the estimated lives of such securities for financial statement purposes using the effective interest method. Gains and losses realized on principal payments of mortgage-backed securities (paydown gains and losses) are classified as part of interest income.

Concentration of Credit Risk – The Fund places its cash with one banking institution, which is insured by Federal Deposit Insurance Corporation (“FDIC”). The FDIC limit is $250,000. At various times throughout the year, the amount on deposit may exceed the FDIC limit and subject the Fund to a credit risk. The Fund does not believe that such deposits are subject to any unusual risk associated with investment activities.

Annual Report | October 31, 2025	25

Axonic Strategic Income Fund	Notes to Consolidated Financial Statements and Consolidated Financial Highlights

October 31, 2025

Federal and Other Taxes – No provision for income taxes is included in the accompanying consolidated financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies.

The Fund evaluates tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax provisions to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the consolidated financial statements.

As of and during the year ended October 31, 2025, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Consolidated Statement of Operations. The Fund files U.S. federal, state and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for all open tax years have incorporated no uncertain tax positions that require a provision for income taxes.

Distributions to Shareholders – Distributions from the Fund’s net investment income are accrued daily and typically paid monthly. However, there can be no assurances that the Fund will achieve any level of distribution to its Shareholders. The Fund intends to make sufficient distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP.

Indemnification – The Fund indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3. DERIVATIVE CONTRACTS

The Fund may transact in derivative transactions in connection with its investment activities. Such transactions are subject to interest risk, market risk, liquidity risk, risk of default by the other party to the transaction, known as “counterparty risk,” regulatory risk and risk of imperfect correlation between the value of such instruments and the underlying assets and may involve commissions or other costs.

Swap Agreements: Swap agreements are primarily entered into by institutional investors and the value of such agreements may be extremely volatile. Certain swap agreements are traded OTC between two parties, while other more standardized swaps must be transacted through a futures commission merchant and centrally cleared or exchange-traded. While central clearing and exchange-trading are intended to reduce counterparty credit and liquidity risk, they do not make a swap transaction risk-free. The current regulatory environment regarding swap agreements is subject to change. The Adviser will continue to monitor these developments, particularly to the extent regulatory changes affect the Fund’s ability to enter into or close out swap agreements.

The swap market has matured in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity and may be subject to liquidity risk, which exists when a particular swap is difficult to purchase or sell. The absence of liquidity may also make it more difficult for the Fund to ascertain a market value for such instruments. The inability to close derivative positions also could have an adverse impact on the Fund’s ability to effectively hedge its portfolio. If the Adviser is incorrect in its forecasts of market values, interest rates or currency exchange rates, the investment performance of the Fund would be less favorable than it would have been if these investment techniques were not used. In a total return swap, the Fund pays the counterparty a floating short-term interest rate and receives in exchange the total return of underlying loans or debt securities. The Fund bears the risk of default on the underlying loans or debt securities, based on the notional amount of the swap and, therefore, incurs a form of leverage. The Fund would typically have to post collateral to cover this potential obligation.

Futures Contracts: Futures contracts are commitments to either purchase or sell a financial instrument or commodity at a future date for a specified price. Upon entering into futures contracts, the Fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent changes in market value of the contract (which may require additional margin to be deposited) are recorded for financial statement purposes as unrealized gains or losses.

The Fund may use futures contracts to hedge against changes in the value of financial instruments or changes in interest rates. Upon entering into such futures contracts, the Fund bears the risk of interest rates or financial instruments’ prices moving adversely to the positions. With futures, counterparty risk is mitigated as these contracts are exchange-traded and the exchange’s clearinghouse guarantees against non-performance by the counterparty.

26	www.axonicfunds.com

Axonic Strategic Income Fund	Notes to Consolidated Financial Statements and Consolidated Financial Highlights

October 31, 2025

Offsetting Arrangements: Certain derivative contracts and reverse repurchase agreements are executed under standardized netting agreements. A netting arrangement creates an enforceable right of off-set that becomes effective, and affects the realization of settlement on individual assets, liabilities and collateral amounts, only following a specified event of default or early termination. Default events may include the failure to make payments or deliver securities timely, material advise changes in financial condition or insolvency, the breach of minimum regulatory capital requirements, or loss of license, charter, or other legal authorization necessary to perform under the contract. These agreements mitigate counterparty risk by providing for a single net settlement with a counterparty for all financial transactions covered by the agreement in an event of default as defined under such agreement. The Fund invests in futures, interest rate swaps, and credit default swaps that are centrally cleared and not subject to the master netting agreements.

The table below is a summary of the effect of interest rate swaps on the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations for the year ended October 31, 2025:

	Consolidated Statement of Assets and Liabilities		Consolidated Statement of Operations
	Derivative Assets Fair Value(a)	Derivative Liabilities Fair Value(a)	Net Realized Gain/ (Loss)	Net Change in Unrealized Appreciation / (Depreciation)
Interest swap contracts	$2,170,945	$(1,139,912)	$5,761,508	$(191,551)
Futures contracts	–	(489,844)	–	(489,844)
Total derivatives	$2,170,945	$(1,629,756)	$5,761,508	$(681,395)

(a)	The value presented includes cumulative gain/(loss) on swap contracts; however, the value reflected on the accompanying Consolidated Statement of Assets and Liabilities is the unsettled variation margin receivable/(payable) and/or unrealized appreciation/(depreciation) as of October 31, 2025.

The average notional value of interest rate swap contracts from the period of initial investment to October 31, 2025, was $313,252,452.

4. REVERSE REPURCHASE AGREEMENTS & MORTGAGE LOAN WAREHOUSE

The Fund may engage in reverse repurchase agreements. Reverse repurchase agreements are agreements that involve the sale of securities held by the Fund to financial institutions such as banks and broker-dealers, with an agreement that the Fund will repurchase the securities at an agreed upon price and date. During the reverse repurchase agreement period, the Fund continues to receive interest and principal payments on the securities sold. The Fund may employ reverse repurchase agreements (i) for temporary emergency purposes or to meet repurchase requests so as to avoid liquidating other portfolio securities during unfavorable market conditions; (ii) to cover short-term cash requirements resulting from the timing of trade settlements; or (iii) to take advantage of market situations where the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction.

Reverse repurchase agreements involve the risk that the market value of securities to be purchased by the Fund may decline below the price at which the Fund is obligated to repurchase the securities, or that the other party may default on its obligation, so that the Fund is delayed or prevented from completing the transaction. At the time the Fund enters into a reverse repurchase agreement, it will segregate, and maintain, liquid assets having a dollar value equal to the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligations to repurchase the securities.

Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties are reflected as a liability on the Consolidated Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as a component of interest expense on the Consolidated Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid to cover its obligations under reverse repurchase agreements. The segregated assets are found on the Fund's Consolidated Schedule of Investments as full or partially pledged securities. The total amount of securities pledged at October 31, 2025 was $54,743,556. As all agreements can be terminated by either party on demand, face value approximates fair value at October 31, 2025. This fair value is based on Level 2 inputs under the three-tier fair valuation hierarchy described above. For the year ended October 31, 2025, the average amount of reverse repurchase agreements outstanding was $52,267,628, at a weighted average interest rate of 4.37%.

Annual Report | October 31, 2025	27

Axonic Strategic Income Fund	Notes to Consolidated Financial Statements and Consolidated Financial Highlights

October 31, 2025

Offsetting Arrangements – Reverse repurchase agreements are executed under standardized netting agreements. A netting arrangement creates an enforceable right of set-off that becomes effective, and affects the realization of settlement on individual assets, liabilities and collateral amounts, only following a specified event of default or early termination. Default events may include the failure to make payments or deliver securities timely, material adverse changes in financial condition or insolvency, the breach of minimum regulatory capital requirements, or loss of license, charter or other legal authorization necessary to perform under the contract. These agreements mitigate counterparty credit risk by providing for a single net settlement with a counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement.

Offsetting of Reverse Repurchase Agreements
				Gross Amounts Not Offset in the Statements of Assets and Liabilities
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset(a)	Cash Collateral Pledged(a)	Net Amount Payable
Axonic Strategic Income Fund
Reverse repurchase agreements	$(52,500,000)	$–	$(52,500,000)	$52,500,000	$–	$–
Total	$(52,500,000)	$–	$(52,500,000)	$52,500,000	$–	$–

(a)	These amounts are limited to the derivatives asset/liability balance and, accordingly, do not include excess collateral received/pledged.

5. ADVISORY FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS

Advisory Fees – Pursuant to the investment advisory agreement by and between the Trust, on behalf of the Fund, and the Adviser (the “Investment Advisory Agreement”), and in consideration of the advisory services provided by the Adviser to the Fund, the Adviser is entitled to a management fee equal to 0.85% of the Fund’s average daily net assets. For the year ended October 31, 2025, the Fund incurred $27,811,684 in Advisory fees.

The Adviser has contractually agreed to waive its fees and/or reimburse certain expenses (inclusive of organizational and offering costs, but exclusive of any taxes, interest on borrowings, dividends on securities sold short, brokerage commissions, 12b-1 fees, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization and extraordinary expenses) to limit the Fund’s Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement to 1.10% of the Fund’s average daily net assets (the “Expense Limit”) through February 28, 2026. The Expense Limit excludes certain expenses and, consequently, the Fund’s Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement may be higher than the Expense Limit. The contractual waiver and expense reimbursement may be changed or eliminated at any time by the Board of Trustees, on behalf of the Fund, upon 60 days’ written notice to the Adviser. The contractual fee waiver and expense reimbursement may not be terminated by the Adviser without the consent of the Board of Trustees. The Adviser may recoup from the Fund any waived amount or reimbursed expenses pursuant to this agreement if such recoupment does not cause the Fund to exceed the current Expense Limit or the Expense Limit in place at the time of the waiver or reimbursement (whichever is lower) and the recoupment is made within three years after the end of the month in which the Adviser incurred the expense. As of October 31, 2025, the Adviser did not have any amounts available for recoupment.

Compliance Fees – ALPS Fund Services, Inc. provides Chief Compliance Officer Services to the Fund. Additionally, ALPS provides services in monitoring and testing the policies and procedures of the Fund in conjunction with requirements under Rule 38a-1 under the 1940 Act. ALPS is compensated under the Chief Compliance Officer Services Agreement.

Fund Accounting and Administration Fees and Expenses – ALPS Fund Services, Inc. (“ALPS”) serves as the Fund’s administrator and accounting agent (the “Administrator”) and receives customary fees from the Fund for such services.

Transfer Agent – DST Systems Inc., an affiliate of ALPS, serves as transfer, dividend paying and shareholder servicing agent for the Fund (“Transfer Agent”).

Distributor – The Fund has entered into a distribution agreement with ALPS Distributors, Inc. (the “Distributor”) to provide distribution services to the Fund. There are no fees paid to the Distributor pursuant to the distribution agreement.

28	www.axonicfunds.com

Axonic Strategic Income Fund	Notes to Consolidated Financial Statements and Consolidated Financial Highlights

October 31, 2025

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of ALPS. During the year ended October 31, 2025, no fees were retained by the Distributor.

Trustees – Officers of the Trust and the Trustees who are “interested persons” of the Trust or the Adviser receive no salary from the Trust. The Independent Trustees also serve as independent trustees on the Board of Trustees of Axonic Funds, an open-end investment company for which Axonic Capital LLC also serves as the investment adviser. As of January 1, 2025 for their service on the Board and the Board of Trustees of Axonic Funds, the Independent Trustees receive the following fees, which are split between the Fund and the Axonic Strategic Income Fund pro rata based on assets under management: $75,000 annual retainer for each Independent Trustee, $10,000 annually for each Committee Chair, except for the Audit Committee Chair who is paid $15,000 annually, $6,250 for each quarterly meeting, $2,000 for each special meeting, and a fee of $15,000 per year for the Lead Independent Trustee. The Fund reimburses each Trustee and officer of the Trust for his or her travel and other expenses relating to attendance at Board or committee meetings.

6. INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the year ended October 31, 2025, amounted to $2,686,818,663 and $1,930,143,896 respectively.

7. TAX BASIS INFORMATION

Distributions are determined in accordance with federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

For the year ended October 31, 2025, there were no permanent differences that resulted in adjustments to accumulated deficit or additional paid-in capital.

The tax character of distributions paid for the year ended October 31, 2025, was as follows:

2025
Distributions Paid From:
Ordinary Income	$229,503,390
Return of Capital	–
Total	$229,503,390

The tax character of distributions paid for the year ended October 31, 2024, was as follows:

2024
Distributions Paid From:
Ordinary Income	$190,964,757
Return of Capital	–
Total	$190,964,757

As of October 31, 2025, the components of distributable earnings / (accumulated deficit) on a tax basis were as follows:

Accumulated net investment income	$6,846,735
Accumulated net realized loss	(17,888,357)
Net unrealized depreciation	(51,712,686)
Dividends payable	(20,573,438)
Total	$(83,327,746)

Annual Report | October 31, 2025	29

Axonic Strategic Income Fund	Notes to Consolidated Financial Statements and Consolidated Financial Highlights

October 31, 2025

Under current law, capital losses maintain their character as short-term or long-term and are carried forward to the next year without expiration. As of the current fiscal year end, the following amounts are available as carry forwards to the next tax year:

Short Term	Long Term
$–	$17,888,357

As of October 31, 2025, net unrealized appreciation/(depreciation) of investments based on the federal tax cost were as follows:

Cost of investments for income tax purposes	$3,960,067,626
Gross appreciation (excess of value over tax cost)	$30,489,583
Gross depreciation (excess of tax cost over value)	(83,233,302)
Net appreciation of Interest Rate Swap Contracts	1,031,033
Net unrealized depreciation	$(51,712,686)

The differences between book and tax basis cost of investments and net unrealized appreciation (depreciation) are primarily attributable to wash sales and the tax treatment of derivatives.

8. NEW ACCOUNTING PRONOUNCEMENTS AND RULE ISSUANCES

In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted disclosures only and did not affect the Fund’s financial position nor the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by a public entity’s chief operating decision maker (the “CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s Principal Financial Officer, acting as the Fund’s CODM, has determined that the Fund has operated as a single segment since inception. The CODM monitors the operating results of the Fund, as a whole, and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of the related Prospectus, based on the defined investment objectives and strategies that are executed by the Fund’s portfolio management team. The financial information, in the form of the Fund’s holdings, total returns, expense ratios, and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) are used by the CODM to assess the Fund’s performance versus the Fund’s benchmark and to make resource allocation decisions for the Fund’s segment, which is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the Fund’s Statement of Assets and Liabilities as “Total Assets” and significant segment expenses are listed on the Statement of Operations.

In December 2023, the FASB issued Accounting Standards update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Funds’ financial statements.

9. LINE OF CREDIT

The Fund entered into an uncommitted, secured, revolving line of credit agreement (“Credit Agreement”) with U.S. Bank National Association for redemption purposes, subject to annual renewal and other limitations of the 1940 Act for borrowings. The revolving line of credit agreement's maximum borrowing amounts to the lesser of (i) $450,000,000, (ii) 15% of the gross market value of the Fund, and (iii) 33.33% of the market value of the unencumbered assets of the Fund. On October 31, 2025, the Credit Agreement was amended to extend the termination date to June 26, 2026. Borrowings under the Credit Agreement bear interest of the lender’s prime rate at the time of borrowing. This Note shall bear interest at a rate per annum equal to the greater of (i) zero percent (0.00%) and (ii) the Prime Rate minus one percent (1.00%), which interest shall be payable monthly, in arrears. Borrowings under the Credit Agreement are secured by a perfected, first priority security interest in the assets of the Fund. For the year ended October 31, 2025, the average amount of Borrowings under the Credit Agreement was $100,000,000, at a weighted average interest rate of 6.59%. At October 31, 2025, there was no borrowing outstanding on the Credit Agreement.

30	www.axonicfunds.com

Axonic Strategic Income Fund	Notes to Consolidated Financial Statements and Consolidated Financial Highlights

October 31, 2025

10. SIGNIFICANT SHAREHOLDERS

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund under Section 2(a)(9) of the 1940 Act. As of October 31, 2025, the following entities owned beneficially more than 25% of the Fund’s outstanding shares. The shares may be held under omnibus accounts (whereby the transactions of two or more shareholders are combined and carried in the name of the originating broker rather than designated separately). Any transaction by these investors could have a material impact on the share class.

Name	Percentage
Charles Schwab & Co Inc	40.33%
National Financial Services LLC	31.73%

11. SUBSEQUENT EVENTS

Subsequent events after the date of the Consolidated Statement of Assets and Liabilities have been evaluated through the date the consolidated financial statements were issued. Management has determined that there were no subsequent events to report through the issuance of these consolidated financial statements.

Annual Report | October 31, 2025	31

Report of Independent
Axonic Strategic Income Fund	Registered Public Accounting Firm

To the Shareholders of Axonic Strategic Income Fund

and the Board of Trustees of Axonic Funds

Opinion on the Financial Statements

We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, of Axonic Strategic Income Fund (the “Fund”), a series of Axonic Funds, as of October 31, 2025, the related consolidated statement of operations for the year then ended, the consolidated statement of changes in net assets for each of the two years in the period then ended, the consolidated financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian, agent banks, brokers and counterparties; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2019.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

December 30, 2025

32	www.axonicfunds.com

Axonic Strategic Income Fund	Additional Information

October 31, 2025 (Unaudited)

PROXY VOTING POLICIES AND VOTING RECORD

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 888-926-2688, or on the SEC’s website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30th is available without charge upon request by calling toll-free 833-429-6642, or on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT; the Fund’s Form N-PORT reports are available on the SEC’s Website at http://www.sec.gov.

Annual Report | October 31, 2025	33

Axonic Strategic Income Fund	Changes in and Disagreements with Accountants for Open-End Management Investment Companies

October 31, 2025 (Unaudited)

There have been no changes in or disagreement with the Fund's independent accounting firm during the reporting period.

34	www.axonicfunds.com

Axonic Strategic Income Fund	Proxy Disclosures for Open-End Management Investment Companies

October 31, 2025 (Unaudited)

Not applicable for this reporting period.

Annual Report | October 31, 2025	35

Axonic Strategic Income Fund	Statement Regarding Basis for Approval of Investment Advisory Contract

October 31, 2025 (Unaudited)

The following chart provides certain information about the Trustee or Directors fees paid by the Trust for the year ended October 31, 2025:

	Aggregate Regular Compensation From the Trust	Aggregate Special Compensation from the Trust	Total Compensation from the Trust
Joshua M. Barlow	$73,066	$–	$73,066
Charles D. Mires	$76,816	$–	$76,816
Thomas S. Vales	$71,191	$–	$71,191
Clayton DeGiacinto	$–	$–	$–
Lu Chang	$–	$–	$–
Chris Hughes	$–	$–	$–
Theodore Uhl	$–	$–	$–
Total	$221,073	$–	$221,073

Officers who are employed by the Adviser receive no compensation or expense reimbursement from the Trust.

36	www.axonicfunds.com

AXONIC STRATEGIC INCOME FUND

ANNUAL REPORT

October 31, 2025

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Any Remuneration Paid to Directors, Officers, and Others is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Report.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable during the period covered by this Report.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K, or this Item.

Item 16.	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	The Code of Ethics that that is the subject of the disclosure required by Item 2 of Form N-CSR is attached hereto.

(a)(2)	Not applicable.

(a)(3)	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.Cert.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	The certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.906 Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Axonic Funds

By:	/s/ Clayton DeGiacinto
Clayton DeGiacinto (Principal Executive Officer)
Chief Executive Officer and President

Date:	January 9, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Axonic Funds

By:	/s/ Clayton DeGiacinto
Clayton DeGiacinto (Principal Executive Officer)
Chief Executive Officer and President

Date:	January 9, 2026

By:	/s/ Joseph Castellano
Joseph Castellano (Principal Financial Officer)
Treasurer and Chief Financial Officer

Date:	January 9, 2026